Semiannual Report




April 30, 2002






[LOGO OMITTED]
EUCLID


PHOENIX-EUCLID MARKET NEUTRAL FUND




[LOGO OMITTED]
PHOENIX INVESTMENT PARTNERS, LTD.

A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:
     We are pleased to provide this financial summary for the six months ended April 30, 2002 for the Phoenix-Euclid Market Neutral Fund.

     Please visit www.PhoenixInvestments.com for more current and complete fund information, to access your account, or to learn more about the investment manager and investing successfully. Just take the INDIVIDUAL INVESTORS path. Or, contact your financial advisor or call us at 1-800-243-1574 for information assistance.

Sincerely,

/s/ PHILIP R. MC LOUGHLIN

Philip R. McLoughlin
APRIL 30, 2002



Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-EUCLID MARKET NEUTRAL FUND




             INVESTMENTS AND SECURITIES SOLD SHORT AT APRIL 30, 2002
                                   (UNAUDITED)


                                                      SHARES           VALUE
                                                      ------       ------------
COMMON STOCKS--87.2%

ADVERTISING--1.1%
Direct Focus, Inc.(b) ...........................         800      $     35,760
Harte-Hanks, Inc. ...............................       7,200           231,264
InfoUSA, Inc.(b) ................................       1,800            13,320
TMP Worldwide, Inc.(b) ..........................       7,300           220,241
                                                                   ------------
                                                                        500,585
                                                                   ------------
AEROSPACE & DEFENSE--0.7%
Goodrich Corp. ..................................       6,500           207,480
Moog, Inc. Class A(b) ...........................       2,100            71,820
Rockwell Collins, Inc. ..........................       1,300            30,966
                                                                   ------------
                                                                        310,266
                                                                   ------------
AGRICULTURAL PRODUCTS--0.1%
Archer-Daniels-Midland Co. ......................       2,300            30,521

AIR FREIGHT & COURIERS--0.5%
Airborne, Inc. ..................................       9,500           197,030
Hunt (J.B.) Transport Services, Inc. ............       1,200            31,428
                                                                   ------------
                                                                        228,458
                                                                   ------------
AIRLINES--0.1%
Atlantic Coast Airlines Holdings, Inc.(b) .......       2,700            58,995

ALTERNATIVE CARRIERS--0.4%
American Tower Corp. Class A ....................       5,600            27,944
PanAmSat Corp.(b) ...............................       1,400            32,886
Time Warner Telecom, Inc. Class A(b) ............      21,100            79,547
West Corp.(b) ...................................         900            25,200
                                                                   ------------
                                                                        165,577
                                                                   ------------
APPAREL & ACCESSORIES--1.7%
Guess, Inc.(b) ..................................       1,000             7,310
Jones Apparel Group, Inc.(b) ....................       5,900           229,805
Kenneth Cole Productions, Inc. Class A(b) .......       1,300            35,100
Liz Claiborne, Inc. .............................       6,900           215,901
Phillips-Van Heusen Corp. .......................       2,600            39,624
Quiksilver, Inc.(b) .............................       1,000            24,400
Tommy Hilfiger Corp.(b) .........................      13,600           212,568
                                                                   ------------
                                                                        764,708
                                                                   ------------
APPAREL RETAIL--1.6%
Charming Shoppes, Inc. ..........................       2,800            24,192
Chico's FAS, Inc.(b) ............................       1,700            61,336


                                                      SHARES           VALUE
                                                      ------       ------------
APPAREL RETAIL--CONTINUED
Children's Place Retail Stores, Inc. (The)(b) ...       6,000      $    207,720
Dress Barn, Inc. (The)(b) .......................         800            24,000
Finish Line, Inc. (The) Class A(b) ..............       1,400            28,378
Limited, Inc. (The) .............................       1,300            24,908
Ross Stores, Inc. ...............................         700            28,427
The Wet Seal, Inc. (The) Class A(b) .............       6,300           224,469
TJX Cos., Inc. (The) ............................         600            26,148
Urban Outfitters, Inc.(b) .......................       2,100            63,504
                                                                   ------------
                                                                        713,082
                                                                   ------------
APPLICATION SOFTWARE--1.5%
Ansoft Corp.(b) .................................       1,400            15,834
Dendrite International, Inc.(b) .................      14,100           186,825
Fair, Isaac and Co., Inc. .......................       2,300           128,202
HPL Technologies, Inc.(b) .......................       1,300            15,548
Inet Technologies, Inc.(b) ......................       2,000            16,820
Kronos, Inc.(b) .................................       4,200           170,730
Systems & Computer Technology Corp.(b) ..........       1,100            17,105
Take-Two Interactive Software, Inc.(b) ..........       1,100            27,610
Ulticom, Inc.(b) ................................       6,300            36,225
Verisity Ltd.(b) ................................       1,500            24,975
Verity, Inc.(b) .................................       2,600            34,684
                                                                   ------------
                                                                        674,558
                                                                   ------------
AUTO PARTS & EQUIPMENT--1.2%
ArvinMeritor, Inc. ..............................       9,100           288,470
Collins & Aikman Corp.(b) .......................       1,700            13,430
Dana Corp. ......................................       3,800            76,988
Delphi Corp. ....................................       5,000            77,750
Dura Automotive Systems, Inc.(b) ................       1,200            26,160
Gentex Corp.(b) .................................       1,000            31,660
Intier Automotive, Inc. Class A .................         100             1,854
Stoneridge, Inc.(b) .............................       1,000            14,500
Tower Automotive, Inc.(b) .......................       1,700            24,939
                                                                   ------------
                                                                        555,751
                                                                   ------------
AUTOMOBILE MANUFACTURERS--0.4%
Coachmen Industries, Inc. .......................       1,300            24,050
Monaco Coach Corp. ..............................       2,500            71,800
Thor Industries, Inc. ...........................       1,100            65,175
Winnebago Industries, Inc. ......................         800            37,360
                                                                   ------------
                                                                        198,385
                                                                   ------------


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund




                                                      SHARES           VALUE
                                                      ------       ------------
BANKS--8.7%
1St Source Corp. ................................         200      $      4,730
Allegiant Bancorp, Inc. .........................         700            11,935
Anchor BanCorp Wisconsin, Inc. ..................         700            15,400
Arrow Financial Corp. ...........................         200             6,090
BancorpSouth, Inc. ..............................       4,100            89,790
BankAtlantic Bancorp, Inc. Class A ..............      13,100           167,025
BankUnited Financial Corp. Class A ..............       2,400            38,376
BOK Financial Corp.(b) ..........................       1,980            67,320
Capitol Federal Financial .......................      10,300           262,444
City National Corp. .............................       4,200           232,050
Colonial BancGroup, Inc. (The) ..................       2,100            33,600
Commerce Bancorp, Inc. ..........................         500            24,695
Community Trust Bancorp, Inc. ...................         300             7,779
Compass Bancshares, Inc. ........................       1,000            35,770
Connecticut Bancshares, Inc. ....................         700            22,400
Dime Community Bancshares .......................       1,500            34,890
Fidelity Bankshares, Inc. .......................       1,100            23,595
First BanCorp ...................................       5,600           187,600
First Commonwealth Financial Corp. ..............       3,800            51,110
First Federal Capital Corp. .....................       1,200            24,203
First Place Financial Corp. .....................         400             6,876
First Tennessee National Corp. ..................       5,900           228,094
Flagstar Bancorp, Inc. ..........................       2,500            74,000
Flushing Financial Corp. ........................       1,200            22,356
Gold Banc Corp., Inc. ...........................       1,500            15,000
Greater Bay Bancorp .............................       6,500           217,685
GreenPoint Financial Corp. ......................       4,700           232,415
Harbor Florida Bancshares, Inc. .................         300             6,099
Hibernia Corp. Class A ..........................      10,800           215,460
Hudson River Bancorp, Inc. ......................         800            19,495
Independent Bank Corp. ..........................       1,600            39,920
Net.B@nk, Inc.(b) ...............................       1,500            24,075
New York Community Bancorp, Inc. ................       2,500            74,150
OceanFirst Financial Corp. ......................       2,400            76,512
Provident Bankshares Corp. ......................       1,000            26,060
R&G Financial Corp. Class B .....................       4,000            80,040
Republic Bancorp, Inc. ..........................       1,800            26,640
Roslyn Bancorp, Inc. ............................       1,100            25,322
Seacoast Financial Services Corp. ...............       3,600            77,040
South Financial Group, Inc. (The) ...............       3,900            89,817
Sovereign Bancorp, Inc. .........................       8,500           122,655
Staten Island Bancorp, Inc. .....................       5,400           107,730
Trustmark Corp. .................................       8,300           213,891
U.S. Bancorp ....................................       9,300           220,410
United Community Financial Corp. ................         600             4,854
USB Holding Co., Inc. ...........................         200             3,290
Washington Mutual, Inc. .........................       6,100           230,153
Waypoint Financial Corp. ........................       2,200            39,490



                                                      SHARES           VALUE
                                                      ------       ------------
BANKS--CONTINUED
Westcorp ........................................       1,100      $     32,989
Wintrust Financial Corp. ........................         800            19,760
                                                                   ------------
                                                                      3,913,080
                                                                   ------------
BIOTECHNOLOGY--0.6%
Affymetrix, Inc.(b) .............................       4,800           121,776
Genecor International, Inc.(b) ..................       1,200            12,660
Herbalife International, Inc. Class B ...........       3,600            68,364
SICOR, Inc.(b) ..................................       3,000            53,160
                                                                   ------------
                                                                        255,960
                                                                   ------------
BROADCASTING & CABLE TV--1.1%
Adelphia Communications Corp. Class A(b) ........       3,600            21,672
Hispanic Broadcasting Corp.(b) ..................       1,100            29,502
Saga Communications, Inc. Class A(b) ............       4,600           128,708
Sinclair Broadcast Group, Inc. Class A(b) .......      18,900           252,315
USA Networks, Inc.(b) ...........................       2,500            74,775
                                                                   ------------
                                                                        506,972
                                                                   ------------
BUILDING PRODUCTS--1.8%
Elcor Corp. .....................................       1,300            35,074
Griffon Corp.(b) ................................       4,520            86,784
Masco Corp. .....................................       2,300            64,630
Universal Forest Products, Inc. .................       8,700           217,500
Watsco, Inc. ....................................      11,600           209,844
York International Corp. ........................       5,700           207,537
                                                                   ------------
                                                                        821,369
                                                                   ------------
CASINOS & GAMING--2.5%
Alliance Gaming Corp.(b) ........................       1,700            25,296
Ameristar Casinos, Inc.(b) ......................         800            24,928
Argosy Gaming Co.(b) ............................       4,400           158,400
Aztar Corp.(b) ..................................       9,600           223,392
Boyd Gaming Corp.(b) ............................       1,100            16,830
Harrah's Entertainment, Inc.(b) .................         600            29,496
Isle of Capri Casinos, Inc. .....................       2,400            50,352
Mandalay Resort Group(b) ........................       7,600           272,536
MGM MIRAGE(b) ...................................       2,000            80,300
MTR Gaming Group, Inc.(b) .......................       1,500            25,140
Multimedia Games, Inc. ..........................       3,500            98,560
Park Place Entertainment Corp.(b) ...............       2,100            25,830
Penn National Gaming, Inc.(b) ...................       1,300            49,972
Station Casinos, Inc.(b) ........................       1,400            25,900
                                                                   ------------
                                                                      1,106,932
                                                                   ------------
CATALOG RETAIL--0.1%
Insight Enterprises, Inc.(b) ....................       1,200            31,320
J. Jill Group, Inc.(b) ..........................         800            25,232
                                                                   ------------
                                                                         56,552
                                                                   ------------


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                      SHARES           VALUE
                                                      ------       ------------

COMMERCIAL PRINTING--0.1%
Bowne & Co., Inc. ...............................       1,600      $     25,440
Consolidated Graphics, Inc.(b) ..................       1,100            23,485
                                                                   ------------
                                                                         48,925
                                                                   ------------
COMPUTER & ELECTRONICS RETAIL--0.7%
Best Buy Co., Inc.(b) ...........................         800            59,480
CDW Computer Centers, Inc.(b) ...................       4,300           235,640
Hollywood Entertainment Corp.(b) ................       1,300            26,832
                                                                   ------------
                                                                        321,952
                                                                   ------------
COMPUTER HARDWARE--0.3%
Dell Computer Corp.(b) ..........................       3,500            92,190
Hewlett-Packard Co. .............................       3,700            63,270
                                                                   ------------
                                                                        155,460
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS--0.4%
Network Appliance, Inc.(b) ......................       3,500            61,075
Rainbow Technologies, Inc. ......................       6,700            56,749
SimpleTech, Inc.(b) .............................       6,200            52,700
                                                                   ------------
                                                                        170,524
                                                                   ------------
CONSTRUCTION & ENGINEERING--0.9%
Quanta Services, Inc.(b) ........................      12,100           202,796
Shaw Group, Inc. (The)(b) .......................       4,800           146,544
URS Corp. .......................................       1,800            55,440
                                                                   ------------
                                                                        404,780
                                                                   ------------
CONSTRUCTION & FARM MACHINERY--0.4%
AGCO Corp. ......................................       8,400           190,848

CONSTRUCTION MATERIALS--0.0%
AMCOL International Corp. .......................       1,600             9,760

CONSUMER ELECTRONICS--0.1%
Helen of Troy Ltd.(b) ...........................       1,700            23,477

CONSUMER FINANCE--0.3%
Cash America International, Inc. ................       4,900            48,853
Credit Acceptance Corp.(b) ......................         300             3,987
Federal Agricultural Mortgage Corp. Class C(b) ..       1,200            45,252
New Century Financial Corp. .....................         900            21,519
                                                                   ------------
                                                                        119,611
                                                                   ------------
DATA PROCESSING SERVICES--0.1%
Certegy, Inc.(b) ................................         700            27,160
Concord EFS, Inc.(b) ............................       1,000            32,590
                                                                   ------------
                                                                         59,750
                                                                   ------------


                                                      SHARES           VALUE
                                                      ------       ------------

DEPARTMENT STORES--0.8%
Nordstrom, Inc. .................................       5,200      $    121,992
Sears, Roebuck and Co. ..........................       4,100           216,275
                                                                   ------------
                                                                        338,267
                                                                   ------------
DISTILLERS & VINTNERS--0.5%
Constellation Brands, Inc. Class A(b) ...........       3,700           223,480

DISTRIBUTORS--0.0%
WESCO International, Inc.(b) ....................       1,000             7,150

DIVERSIFIED CHEMICALS--0.9%
Du Pont (E.I.) de Nemours & Co. .................       4,400           195,800
Engelhard Corp. .................................       7,100           215,982
                                                                   ------------
                                                                        411,782
                                                                   ------------
DIVERSIFIED COMMERCIAL SERVICES--2.7%
Apollo Group, Inc. Class A(b) ...................         750            28,755
Bright Horizons Family Solutions, Inc.(b) .......       1,900            56,943
Cendant Corp.(b) ................................       3,100            55,769
Century Business Services, Inc.(b) ..............       5,200            20,280
eBay, Inc.(b) ...................................         500            26,550
Equifax, Inc. ...................................       2,200            60,104
G & K Services, Inc. Class A ....................       3,600           148,500
Global Imaging Systems, Inc.(b) .................       1,400            26,711
ICT Group, Inc.(b) ..............................       1,000            24,950
IKON Office Solutions, Inc. .....................       7,700           100,100
Information Resources, Inc.(b) ..................       4,100            42,025
Iron Mountain, Inc.(b) ..........................         800            24,640
Kroll, Inc.(b) ..................................       1,900            35,226
NCO Group, Inc. .................................       2,800            77,952
Pittston Brink's Group ..........................       1,100            30,272
Pre-Paid Legal Services, Inc. ...................       1,500            43,890
Renaissance Learning, Inc.(b) ...................         900            31,113
Right Management Consultants, Inc.(b) ...........       1,150            30,705
Servicemaster Co. (The) .........................       1,800            25,200
SITEL Corp.(b) ..................................      24,800            67,704
TeleTech Holdings, Inc.(b) ......................       6,400            78,400
Ticketmaster Class B(b) .........................       1,200            28,236
University of Phoenix Online(b) .................       1,867            60,032
Viad Corp. ......................................         900            27,432
Wackenhut Corrections Corp.(b) ..................       4,100            62,115
                                                                   ------------
                                                                      1,213,604
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
American Express Co. ............................         700            28,707
Citigroup, Inc. .................................       4,300           186,190
E*TRADE Group, Inc.(b) ..........................      25,700           193,778
Fannie Mae ......................................         300            23,679


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                      SHARES           VALUE
                                                      ------       ------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
Freddie Mac .....................................       1,600      $    104,560
Lehman Brothers Holdings, Inc. ..................       3,200           188,800
Moody's Corp. ...................................         600            26,148
Morgan Stanley Dean Witter & Co. ................       3,600           171,792
                                                                   ------------
                                                                        923,654
                                                                   ------------
DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B(b) .      17,600           312,576

ELECTRIC UTILITIES--0.1%
Edison International(b) .........................       1,500            27,225

ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
Acuity Brands, Inc. .............................       1,400            25,970
Belden, Inc. ....................................       9,300           222,642
Cooper Industries, Inc. .........................       5,000           219,000
Paxar Corp.(b) ..................................      11,300           188,710
                                                                   ------------
                                                                        656,322
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Acterna Corp.(b) ................................       5,700             7,980
Benchmark Electronics, Inc.(b) ..................       1,100            33,440
Checkpoint Systems, Inc.(b) .....................       9,500           163,875
Excel Technology, Inc.(b) .......................         600            15,414
Hypercom Corp.(b) ...............................       9,700            61,789
Itron, Inc.(b) ..................................         700            24,955
Methode Electronics, Inc. Class A ...............       1,900            21,793
MTS Systems Corp. ...............................       6,300            66,150
                                                                   ------------
                                                                        395,396
                                                                   ------------
EMPLOYMENT SERVICES--0.6%
CDI Corp.(b) ....................................       2,100            61,383
Cross Country, Inc.(b) ..........................         300             9,078
Labor Ready, Inc.(b) ............................      12,100           108,900
MPS Group, Inc.(b) ..............................       9,800            88,200
                                                                   ------------
                                                                        267,561
                                                                   ------------
FOOD DISTRIBUTORS--0.9%
Performance Food Group Co.(b) ...................         800            28,848
SUPERVALU, Inc. .................................       3,689           110,670
Sysco Corp. .....................................       6,000           174,060
United Natural Foods, Inc.(b) ...................       3,600            86,220
                                                                   ------------
                                                                        399,798
                                                                   ------------
FOOD RETAIL--0.4%
7-Eleven, Inc.(b) ...............................       1,300            11,882
Albertson's, Inc. ...............................         700            23,478
Casey's General Stores, Inc. ....................       1,800            23,436
Kroger Co. (The) ................................       1,100            25,047



                                                      SHARES           VALUE
                                                      ------       ------------
FOOD RETAIL--CONTINUED
Ruddick Corp. ...................................       1,900      $     32,452
Whole Foods Market, Inc.(b) .....................       1,100            51,436
                                                                   ------------
                                                                        167,731
                                                                   ------------
FOOTWEAR--0.5%
Reebok International Ltd. .......................       7,500           207,375
Wolverine World Wide, Inc. ......................       1,300            23,426
                                                                   ------------
                                                                        230,801
                                                                   ------------
GAS UTILITIES--0.1%
Southwestern Energy Co.(b) ......................       2,300            33,120

GENERAL MERCHANDISE STORES--0.7%
99 Cents Only Stores(b) .........................         800            24,864
Big Lots, Inc.(b) ...............................       1,600            24,736
Dollar General Corp. ............................       1,600            25,200
Dollar Tree Stores, Inc.(b) .....................         800            30,512
Family Dollar Stores, Inc. ......................       1,900            65,740
Fred's, Inc. ....................................       1,187            46,204
Shopko Stores, Inc. .............................       1,200            24,996
Wal-Mart Stores, Inc. ...........................       1,100            61,446
                                                                   ------------
                                                                        303,698
                                                                   ------------
HEALTH CARE DISTRIBUTORS & SERVICES--3.6%
aaiPharma, Inc.(b) ..............................       1,900            53,067
Accredo Health, Inc.(b) .........................         700            45,311
AdvancePCS(b) ...................................       6,700           226,527
American Healthways, Inc.(b) ....................       1,000            26,950
Apria Healthcare Group, Inc.(b) .................         900            23,391
Covance, Inc.(b) ................................       1,300            26,091
D&K Healthcare Resources, Inc. ..................       2,000            69,200
DaVita, Inc.(b) .................................       2,200            57,024
Dynacare, Inc.(b) ...............................       3,400            57,426
Express Scripts, Inc.(b) ........................         600            37,926
Hooper Holmes, Inc. .............................       3,600            37,404
Kendle International, Inc.(b) ...................         500             8,495
MIM Corp.(b) ....................................       2,700            48,060
Omnicare, Inc. ..................................       3,300            88,242
Owens & Minor, Inc. .............................       2,000            41,380
Per-Se Technologies, Inc.(b) ....................       1,800            22,608
Pharmaceutical Product Development, Inc.(b) .....       3,100            78,058
Priority Healthcare Corp. Class B(b) ............       4,400           130,856
PSS World Medical, Inc.(b) ......................       2,600            25,740
Quest Diagnostic, Inc.(b) .......................         400            36,772
Radiologix, Inc.(b) .............................       6,600            85,734
Renal Care Group, Inc.(b) .......................         900            31,950
Schein (Henry), Inc.(b) .........................       3,900           185,601
Stericycle, Inc.(b) .............................       1,600           108,048
Vitalworks, Inc.(b) .............................       6,500            49,270
                                                                   ------------
                                                                      1,601,131
                                                                   ------------


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                       SHARES          VALUE
                                                       ------      ------------
HEALTH CARE EQUIPMENT--1.3%
American Medical Systems Holdings, Inc.(b) ......       2,500      $     57,450
Apogent Technologies, Inc.(b) ...................       1,000            23,200
Becton, Dickinson and Co. .......................         700            26,019
Bio-Rad Laboratories, Inc. Class A(b) ...........         600            28,980
Bruker AXS, Inc.(b) .............................       1,200             3,216
Cholestech Corp.(b) .............................         200             3,620
CONMED Corp.(b) .................................       1,500            40,500
DENTSPLY International, Inc. ....................         800            31,736
Integra LifeSciences Holdings(b) ................       1,100            21,450
Mentor Corp. ....................................       6,400           256,320
Merit Medical Systems, Inc.(b) ..................       4,750            77,283
Possis Medical, Inc.(b) .........................       2,200            34,474
                                                                   ------------
                                                                        604,248
                                                                   ------------
HEALTH CARE FACILITIES--0.9%
Beverly Enterprises, Inc.(b) ....................       3,400            29,240
Health Management Associates, Inc. Class A(b) ...       2,900            61,886
LifePoint Hospitals, Inc.(b) ....................       6,000           252,000
Select Medical Corp.(b) .........................       1,500            22,575
Tenet Healthcare Corp.(b) .......................         400            29,348
                                                                   ------------
                                                                        395,049
                                                                   ------------
HEALTH CARE SUPPLIES--0.2%
STERIS Corp.(b) .................................       4,300            95,245

HOME FURNISHINGS--0.6%
Furniture Brands International, Inc.(b) .........       2,300            93,909
La-Z-Boy, Inc. ..................................       3,500           105,140
Leggett & Platt, Inc. ...........................       1,200            31,560
Mohawk Industries, Inc.(b) ......................         400            25,732
                                                                   ------------
                                                                        256,341
                                                                   ------------
HOME IMPROVEMENT RETAIL--0.5%
Sherwin-Williams Co. (The) ......................       1,100            33,803
Home Depot, Inc. (The) ..........................       1,600            74,192
Hughes Supply, Inc. .............................         600            25,032
Lowe's Cos., Inc. ...............................       1,700            71,893
                                                                   ------------
                                                                        204,920
                                                                   ------------
HOMEBUILDING--0.3%
Horton (D.R.),  Inc. ............................         958            24,716
Hovnanian Enterprises, Inc. Class A(b) ..........         900            27,396
KB Home .........................................         700            34,895
M/I Schottenstein Homes, Inc. ...................         400            25,280
                                                                   ------------
                                                                        112,287
                                                                   ------------
HOTELS--0.8%
Carnival Corp. ..................................       6,400           213,184
Hilton Hotels Corp. .............................       9,400           153,784
                                                                   ------------
                                                                        366,968
                                                                   ------------



                                                      SHARES           VALUE
                                                      ------       ------------
HOUSEHOLD APPLIANCES--0.2%
Maytag Corp. ....................................       2,100      $     96,915

HOUSEHOLD PRODUCTS--0.8%
Dial Corp. (The) ................................       5,300           111,194
Nu Skin Enterprises, Inc. Class A ...............       9,800           137,200
Playtex Products, Inc.(b) .......................       5,200            67,600
WD-40 Co. .......................................         800            21,872
                                                                   ------------
                                                                        337,866
                                                                   ------------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. .........................       2,300            72,220

INDUSTRIAL CONGLOMERATES--0.4%
Textron, Inc. ...................................       4,100           201,638

INDUSTRIAL GASES--0.4%
Airgas, Inc.(b) .................................      11,800           194,582

INDUSTRIAL MACHINERY--1.6%
Barnes Group, Inc. ..............................         600            15,432
Donaldson Co., Inc. .............................       1,800            77,670
Encore Wire Corp.(b) ............................       2,400            39,408
General Cable Corp. .............................       6,300            72,324
Global Power Equipment Group, Inc.(b) ...........       6,700            77,385
Reliance Steel & Aluminum Co. ...................       3,100            99,975
SPX Corp. .......................................       1,400           188,510
Valmont Industries, Inc. ........................       3,100            64,139
Wabtec Corp. ....................................       2,100            32,109
Walter Industries, Inc. .........................       3,000            40,500
                                                                   ------------
                                                                        707,452
                                                                   ------------
INSURANCE BROKERS--0.4%
Brown & Brown, Inc. .............................       2,000            66,400
CorVel Corp.(b) .................................         700            23,191
Crawford & Co. Class A ..........................         200             2,180
Gallagher (Arthur J.) & Co. .....................       1,400            50,540
Hilb, Rogal & Hamilton Co. ......................         700            25,746
                                                                   ------------
                                                                        168,057
                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Alaska Communications Systems Holdings, Inc.(b) .         300             1,920
General Communication, Inc. Class A(b) ..........       3,200            31,936
                                                                   ------------
                                                                         33,856
                                                                   ------------
INTERNET SOFTWARE & SERVICES--0.2%
Digitas, Inc.(b) ................................       6,100            30,012
SeeBeyond Technology Corp.(b) ...................       4,800            16,512
Yahoo!, Inc.(b) .................................       3,000            44,280
                                                                   ------------
                                                                         90,804
                                                                   ------------

                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                       SHARES          VALUE
                                                       ------      ------------
IT CONSULTING & SERVICES--0.6%
CGI Group, Inc. Class A(b) ......................       2,000      $     10,460
Computer Sciences Corp.(b) ......................         600            26,910
Edwards (J.D.) & Co. ............................       1,100            12,210
Gartner, Inc. Class B(b) ........................       1,700            19,890
Infonet Services Corp. Class B(b) ...............      10,800            23,112
JDA Software Group, Inc.(b) .....................         800            24,192
Lawson Software, Inc.(b) ........................       1,500            12,765
Perot Systems Corp. Class A(b) ..................       3,400            60,520
Syntel, Inc.(b) .................................       6,400            92,800
                                                                   ------------
                                                                        282,859
                                                                   ------------
LEISURE PRODUCTS--0.7%
Action Performance Cos., Inc.(b) ................       4,500           211,725
Activision, Inc.(b) .............................       2,000            62,960
Mattel ..........................................       1,600            33,024
Scientific Games Corp. ..........................       2,900            28,913
                                                                   ------------
                                                                        336,622
                                                                   ------------
LIFE & HEALTH INSURANCE--0.1%
Universal American Financial Corp.(b) ...........       3,900            29,874

MANAGED HEALTH CARE--2.4%
Caremark Rx, Inc.(b) ............................       4,000            86,000
Cobalt Corp. ....................................         600            11,580
Coventry Health Care, Inc.(b) ...................       2,900            91,350
Health Net, Inc.(b) .............................       2,000            59,300
Humana, Inc. ....................................      14,000           228,900
Mid Atlantic Medical Services, Inc.(b) ..........       3,300           120,219
Orthodontic Centers of America, Inc.(b) .........       2,400            63,960
Oxford Health Plans, Inc.(b) ....................         600            27,696
Pediatrix Medical Group, Inc.(b) ................       1,400            65,786
Sierra Health Services, Inc.(b) .................       8,300           161,850
UnitedHealth Group, Inc. ........................       1,000            87,810
US Oncology, Inc.(b) ............................       9,000            86,400
                                                                   ------------
                                                                      1,090,851
                                                                   ------------
MARINE--0.5%
Overseas Shipholding Group, Inc. ................       8,600           196,424
UTI Worldwide, Inc. .............................         300             6,000
                                                                   ------------
                                                                        202,424
                                                                   ------------
MEAT, POULTRY & FISH--0.3%
Sanderson Farms, Inc. ...........................       4,700           120,179
Tyson Foods, Inc. Class A .......................         300             4,206
                                                                   ------------
                                                                        124,385
                                                                   ------------



                                                       SHARES          VALUE
                                                       ------      ------------
METAL & GLASS CONTAINERS--1.0%
Crown Cork & Seal Co., Inc. .....................       3,100      $     34,906
Myers Industries, Inc. ..........................       3,200            57,920
Owens-Illinois, Inc.(b) .........................      12,100           193,842
Pactiv Corp.(b) .................................       4,900           101,283
Rock-Tenn Co. Class A ...........................       3,600            55,008
                                                                   ------------
                                                                        442,959
                                                                   ------------
MULTI-LINE INSURANCE--0.3%
American Financial Group, Inc. ..................       4,800           142,512

NETWORKING EQUIPMENT--0.6%
Black Box Corp.(b) ..............................       4,700           219,913
Brocade Communications Systems, Inc.(b) .........         400            10,236
Cisco Systems, Inc.(b) ..........................       4,000            58,600
                                                                   ------------
                                                                        288,749
                                                                   ------------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(b) ..................................       2,600            23,010

OFFICE SERVICES & SUPPLIES--0.5%
HON INDUSTRIES, Inc. ............................       6,500           194,480
Kimball International, Inc. Class B .............       1,900            32,300
New England Business Service, Inc. ..............         700            19,600
                                                                   ------------
                                                                        246,380
                                                                   ------------
OIL & GAS DRILLING--0.0%
Sabine Royalty Trust ............................         700            17,850

OIL & GAS EXPLORATION & PRODUCTION--1.7%
Newfield Exploration Co.(b) .....................       5,600           211,960
Patina Oil & Gas Corp. ..........................       6,900           249,780
Ultra Petroleum Corp.(b) ........................       8,700            76,647
XTO Energy, Inc. ................................      10,600           216,240
                                                                   ------------
                                                                        754,627
                                                                   ------------
PACKAGED FOODS--2.1%
ConAgra Foods, Inc. .............................       1,600            39,200
Del Monte Foods Co.(b) ..........................       7,300            77,234
Dole Food Co., Inc. .............................       5,900           196,293
Fresh Del Monte Produce, Inc. ...................      10,000           235,500
Interstate Bakeries Corp. .......................       3,100            76,570
J & J Snack Foods Corp.(b) ......................       1,100            42,372
Kellogg Co. .....................................       1,400            50,288
Kraft Foods, Inc. Class A .......................       2,200            90,288
Lance, Inc. .....................................       2,000            31,900
McCormick & Co., Inc. ...........................         900            23,076
Ralcorp Holdings, Inc.(b) .......................       2,400            67,200
                                                                   ------------
                                                                        929,921
                                                                   ------------


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                       SHARES          VALUE
                                                       ------      ------------

PAPER PACKAGING--0.5%
Bemis Co., Inc. .................................       4,100      $    218,243

PAPER PRODUCTS--0.5%
Georgia-Pacific Corp. ...........................       6,900           199,962
Wausau-Mosinee Paper Corp. ......................       1,800            23,418
                                                                   ------------
                                                                        223,380
                                                                   ------------
PERSONAL PRODUCTS--0.2%
Gillette Co. (The) ..............................         900            31,932
Nature's Sunshine Products, Inc. ................       2,700            29,454
NBTY, Inc.(b) ...................................       2,800            48,104
                                                                   ------------
                                                                        109,490
                                                                   ------------
PHARMACEUTICALS--1.3%
American Pharmaceutical Partners, Inc. ..........       4,800            68,016
Endo Pharmaceuticals Holdings, Inc.(b) ..........      22,100           255,697
First Horizon Pharmaceutical Corp.(b) ...........       1,700            44,268
King Pharmaceuticals, Inc.(b) ...................       1,200            37,608
Mylan Laboratories, Inc. ........................       5,900           156,232
                                                                   ------------
                                                                        561,821
                                                                   ------------
PRECIOUS METALS & MINERALS--0.0%
Kinross Gold Corp.(b) ...........................       6,000            10,080

PROPERTY & CASUALTY INSURANCE--0.2%
Fidelity National Financial, Inc. ...............         900            27,765
First American Corp. ............................       1,100            24,310
Kingsway Financial Services, Inc.(b) ............         200             2,300
State Auto Financial Corp. ......................         200             3,264
Zenith National Insurance Corp. .................         700            21,490
                                                                   ------------
                                                                         79,129
                                                                   ------------
RAILROADS--0.9%
Kansas City Southern Industries, Inc. ...........      13,500           216,000
Norfolk Southern Corp. ..........................       9,300           199,299
                                                                   ------------
                                                                        415,299
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Brookfield Properties Corp. .....................       1,600            31,840

REITS--2.6%
Annaly Mortgage Management, Inc. ................       1,500            27,300
Apex Mortgage Capital, Inc. .....................       2,100            25,935
Capital Automotive Trust ........................       1,800            43,560
CarrAmerica Realty Corp. ........................       6,600           211,992
Crown American Realty Trust .....................      20,900           209,000
Developers Diversified Realty Corp. .............       9,900           218,790
Impac Mortgage Holdings, Inc. ...................       2,700            28,215
United Dominion Realty Trust, Inc. ..............      22,900           382,430
                                                                   ------------
                                                                      1,147,222
                                                                   ------------



                                                       SHARES          VALUE
                                                       ------      ------------
RESTAURANTS--2.9%
AFC Enterprises, Inc.(b) ........................         700      $     23,541
Applebee's International, Inc. ..................       1,400            54,656
Bob Evans Farms, Inc. ...........................       3,600           109,440
Brinker International, Inc.(b) ..................       6,300           216,972
CBRL Group, Inc. ................................       4,900           148,715
Cheesecake Factory, Inc. (The)(b) ...............       1,900            79,097
Darden Restaurants, Inc. ........................         100             3,990
Landry's Restaurants, Inc. ......................       2,700            74,790
Lone Star Steakhouse & Saloon, Inc. .............       3,700            72,150
O' Charley's, Inc.(b) ...........................       2,700            68,202
Papa John's International, Inc.(b) ..............       2,000            62,200
Ruby Tuesday, Inc. ..............................       2,300            57,776
Ryan's Family Steak Houses, Inc.(b) .............       3,700            96,940
Sonic Corp.(b) ..................................         900            26,379
Starbucks Corp.(b) ..............................       6,300           143,766
Steak n Shake Co. (The) .........................       1,100            15,378
Wendy's International, Inc. .....................         700            26,180
                                                                   ------------
                                                                      1,280,172
                                                                   ------------
SEMICONDUCTOR EQUIPMENT--0.2%
Cymer, Inc. .....................................       1,600            75,632
Lam Research Corp.(b) ...........................       1,200            30,792
                                                                   ------------
                                                                        106,424
                                                                   ------------
SEMICONDUCTORS--1.4%
Cypress Semiconductor Corp.(b) ..................       9,100           202,657
ESS Technology, Inc.(b) .........................       2,800            44,716
NVIDIA Corp.(b) .................................       4,600           160,126
ON Semiconductor Corp.(b) .......................      10,500            38,220
RF Micro Devices, Inc.(b) .......................       1,700            29,580
Silicon Image, Inc. .............................      18,000           173,700
                                                                   ------------
                                                                        648,999
                                                                   ------------
SOFT DRINKS--1.0%
Coca-Cola Enterprises, Inc. .....................       4,100            80,442
Pepsi Bottling Group, Inc. (The) ................       9,800           280,672
PepsiAmericas, Inc. .............................       5,000            76,250
                                                                   ------------
                                                                        437,364
                                                                   ------------
SPECIALTY CHEMICALS--1.3%
A. Schulman, Inc. ...............................       4,900            99,470
Crompton Corp. ..................................       2,000            24,100
International Speciality Products, Inc. .........       3,200            29,600
Omnova Solutions, Inc. ..........................      24,200           222,640
PolyOne Corp. ...................................       2,000            24,280
RPM, Inc. .......................................      11,900           201,705
                                                                   ------------
                                                                        601,795
                                                                   ------------

                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                       SHARES          VALUE
                                                       ------      ------------
SPECIALTY STORES--4.2%
Aaron Rents, Inc. ...............................       1,000      $     27,950
Advance Auto Parts, Inc.(b) .....................         800            47,360
AutoNation, Inc.(b) .............................       1,700            27,200
AutoZone, Inc.(b) ...............................       2,900           220,400
Bed Bath & Beyond, Inc.(b) ......................       2,800           104,076
Borders Group, Inc.(b) ..........................       2,300            53,613
Cole National Corp.(b) ..........................         800            15,200
Copart, Inc.(b) .................................       1,300            20,007
Galyan's Trading Co.(b) .........................       1,400            25,200
Group 1 Automotive, Inc.(b) .....................       1,700            74,528
Guitar Center, Inc.(b) ..........................       2,800            55,272
Haverty Furniture Cos., Inc. ....................       1,700            32,130
Lithia Motors, Inc. Class A(b) ..................       1,000            28,200
Michaels Stores, Inc.(b) ........................       1,600            64,720
O'Reilly Automotive, Inc.(b) ....................       1,500            48,585
Office Depot, Inc.(b) ...........................       6,100           116,754
OfficeMax, Inc.(b) ..............................       3,900            24,492
Pep Boys-Manny, Moe & Jack (The) ................       3,900            74,685
PETsMART, Inc.(b) ...............................      10,100           151,702
Pier 1 Imports, Inc. ............................       4,700           112,565
Regis Corp. .....................................       3,300            99,198
Sonic Automotive, Inc.(b) .......................         900            34,605
Sports Authority, Inc. (The)(b) .................       1,900            24,206
Staples, Inc.(b) ................................       7,500           149,775
United Auto Group, Inc.(b) ......................       1,100            27,412
United Rentals, Inc.(b) .........................       1,200            30,600
West Marine, Inc.(b) ............................       3,100            68,758
Whitehall Jewellers, Inc.(b) ....................       3,400            66,980
Williams-Sonoma, Inc.(b) ........................       1,200            69,132
                                                                   ------------
                                                                      1,895,305
                                                                   ------------
STEEL--1.0%
Commercial Metals Co. ...........................       2,000            89,620
IPSCO, Inc. .....................................         100             1,636
Steel Dynamics, Inc.(b) .........................      10,100           176,245
Worthington Industries, Inc. ....................      13,450           199,060
                                                                   ------------
                                                                        466,561
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--1.0%
Arris Group, Inc.(b) ............................       8,700            75,516
Inter-Tel, Inc. .................................       1,000            20,510
Motorola, Inc. ..................................       2,000            30,800
Plantronics, Inc. ...............................       3,200            67,392
Polycom, Inc.(b) ................................       1,400            28,868
Scientific-Atlanta, Inc. ........................       8,500           170,000
Somera Communications, Inc.(b) ..................       8,100            57,915
                                                                   ------------
                                                                        451,001
                                                                   ------------



                                                       SHARES          VALUE
                                                       ------      ------------

TEXTILES--0.5%
Unifi, Inc.(b) ..................................      20,100      $    225,321

TIRES & RUBBER--0.6%
Cooper Tire & Rubber Co. ........................       9,500           235,600
Keystone Automotive Industries, Inc.(b) .........       2,800            54,656
                                                                   ------------
                                                                        290,256
                                                                   ------------
TOBACCO--0.1%
Standard Commercial Corp. .......................       3,100            64,015

TRADING COMPANIES & DISTRIBUTORS--0.5%
Fastenal Co. ....................................         300            25,092
Grainger (W.W.), Inc. ...........................       3,800           213,066
                                                                   ------------
                                                                        238,158
                                                                   ------------
TRUCKING--0.7%
Knight Transportation, Inc.(b) ..................       4,350            87,913
Landstar System, Inc.(b) ........................       2,200           215,380
                                                                   ------------
                                                                        303,293
                                                                   ------------
WATER UTILITIES--0.7%
American States Water Co. .......................       3,300           128,370
Philadelphia Suburban Corp. .....................       7,600           183,160
                                                                   ------------
                                                                        311,530
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Metro One Telecommunications, Inc.(b) ...........       1,200            21,360
Nextel Communications, Inc. Class A(b) ..........      46,400           255,664
                                                                   ------------
                                                                        277,024
                                                                   ------------

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $33,787,659)                                        39,125,327
-------------------------------------------------------------------------------

MUTUAL FUNDS--0.9%

iShares Dow Jones U.S. Energy Sector Index Fund .       4,500           219,150
iShares Dow Jones U.S. Technology Sector Index Fund     4,600           199,870

-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $456,938)                                              419,020
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.4%

AIR FREIGHT & COURIERS--0.0%
TPG NV ADR (Netherlands) ........................         200             4,364

APPLICATION SOFTWARE--0.0%
Autonomy Corp. plc ADR (United Kingdom)(b) ......       1,200             6,300

AUTO PARTS & EQUIPMENT--0.0%
Decoma International, Inc. (Canada) .............         100             1,238



                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                       SHARES          VALUE
                                                       ------      ------------
BANKS--0.1%
Banco Santander Chile ADR (Chile) ...............       1,700      $     27,030
Credicorp Ltd. ADR (Bermuda) ....................       4,000            37,200
                                                                   ------------
                                                                         64,230
                                                                   ------------
BROADCASTING & CABLE TV--0.4%
TV Azteca SA de C.V. ADR (Mexico) ...............      21,300           171,465

BUILDING PRODUCTS--0.0%
Masonite International Corp. (Canada)(b) ........         100             1,617

ELECTRIC UTILITIES--0.0%
Companhia Energetica de Minas Gerais - Gemig ADR
(Brazil) ........................................       1,636            24,702

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
O2Micro International Ltd. (Cayman Islands)(b) ..       1,700            27,710

GAS UTILITIES--0.0%
TransCanada Pipelines Ltd. (Canada) .............         200             2,896

INDUSTRIAL MACHINERY--0.1%
Grupo IMSA SA de C.V. (Mexico) ..................       3,000            38,850

INTEGRATED OIL & GAS--0.2%
Statoil ASA (Norway)(b) .........................       8,800            73,656

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Magyar Tavkozlesi Rt (Matav) ADR (Hungary) ......       5,000            94,500
PT Telekomunikasi Indonesia (Indonesia) .........       3,600            32,112
Telecom Corp. of New Zealand Ltd. (New Zealand) .       3,900            67,743
                                                                   ------------
                                                                        194,355
                                                                   ------------
IT CONSULTING & SERVICES--0.1%
Accenture Ltd. Class A (Bermuda)(b) .............       3,100            66,464

LIFE & HEALTH INSURANCE--0.1%
Sun Life Financial Services of Canada (Canada) ..       1,400            30,604

METAL & GLASS CONTAINERS--0.0%
Vitro SA de C.V. ADR (Mexico) ...................       3,300            12,375



                                                      SHARES           VALUE
                                                      ------       ------------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
CNOOC Ltd. ADR (Hong Kong) ......................       1,100      $     28,765

PAPER PRODUCTS--0.3%
Domtar, Inc. (Canada) ...........................       8,100            86,265
Sappi Ltd. ADR (South Africa) ...................       4,700            59,173
                                                                   ------------
                                                                        145,438
                                                                   ------------
SEMICONDUCTORS--0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR
(Taiwan)(b) .....................................       9,900           175,230

United Microelectronics Corp. (Taiwan)(b)              13,300           134,330
                                                                   ------------
                                                                        309,560
                                                                   ------------
SOFT DRINKS--0.3%
Coca-Cola Femsa de SA C.V.  ADR (Mexico) ........       2,500            69,450
Cott Corp. (Canada) .............................       1,200            24,264
Pepsi-Gemex SA GDR (Mexico)(b) ..................       2,800            24,976
                                                                   ------------
                                                                        118,690
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--0.3%
Garmin Ltd. (Cayman Islands)(b) .................       5,900           132,809

TOBACCO--0.1%
British American Tobacco plc (United Kingdom) ...       1,700            34,510

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Telefonica Moviles, SA ADR (Spain)(b) ...........         700             4,270
Tele Centro Oeste Celular Participacoes SA
  ADR (Brazil)                                          4,800            28,320
                                                                   ------------
                                                                         32,590
                                                                   ------------

-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,495,284)                                          1,523,188
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.5%
(IDENTIFIED COST $35,739,881)                                        41,067,535
-------------------------------------------------------------------------------


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                     PAR
                                                    VALUE
                                                    (000)             VALUE
                                                    ------        ------------
SHORT-TERM OBLIGATIONS--9.6%

REPURCHASE AGREEMENTS--9.6%
Morgan Stanley & Co., Inc. repurchase
agreement 1.89%, dated 4/30/02, due
5/1/02, repurchase price $4,308,226,
collateralized by a Fannie Mae Bond
5.50%, 2/1/17, market value
$4,394,804 ...................................     $ 4,308        $ 4,308,000

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,308,000)                                        4,308,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $40,047,881)                                      45,375,535(a)

SECURITIES SOLD SHORT--(89.6)%
(PROCEEDS $39,998,578)                                            (40,232,455)
Other assets and liabilities, net--88.5%                           39,746,736
                                                                  -----------
NET ASSETS--100.0%                                                $44,889,816



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,251,101 and gross depreciation of $1,047,526 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $40,171,960.
(b) Non-income producing.


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund



                                                       SHARES          VALUE
                                                       ------      ------------
SECURITIES SOLD SHORT--89.6%


COMMON STOCKS--81.6%

ADVERTISING--2.0%
Ackerley Group, Inc. (The) ......................       3,700      $     62,197
Catalina Marketing Corp. ........................       5,600           196,504
Donnelley (R.H.) Corp. ..........................       8,700           255,954
Grey Global Group, Inc. .........................         200           143,200
Interpublic Group of Cos., Inc. (The) ...........         156             4,817
Lamar Advertising Co. ...........................       4,800           206,064
NetRatings, Inc. ................................       2,600            35,932
                                                                   ------------
                                                                        904,668
                                                                   ------------
AEROSPACE & DEFENSE--0.9%
Alliant Techsystems, Inc. .......................       2,100           226,170
EDO Corp. .......................................       1,500            46,425
FuelCell Energy, Inc. ...........................       1,700            29,070
Microvision, Inc. ...............................         500             5,525
Northrop Grumman Corp. ..........................         400            48,264
Raytheon Co. ....................................       1,100            46,530
                                                                   ------------
                                                                        401,984
                                                                   ------------
AGRICULTURAL PRODUCTS--0.8%
Cadiz, Inc. .....................................      10,900           119,900
Corn Products International, Inc. ...............       6,600           218,460
Delta & Pine Land Co. ...........................       2,200            42,812
                                                                   ------------
                                                                        381,172
                                                                   ------------
AIR FREIGHT & COURIERS--0.6%
Atlas Air Worldwide Holdings, Inc. ..............       5,600            69,832
CNF, Inc. .......................................       6,300           199,143
                                                                   ------------
                                                                        268,975
                                                                   ------------
AIRLINES--0.2%
AMR Corp. .......................................       1,900            40,793
Delta Air Lines, Inc. ...........................       1,600            44,336
                                                                   ------------
                                                                         85,129
                                                                   ------------
ALTERNATIVE CARRIERS--0.2%
CT Communications, Inc. .........................       2,900            41,876
SureWest Communications .........................         700            36,757
                                                                   ------------
                                                                         78,633
                                                                   ------------
APPAREL & ACCESSORIES--0.5%
Polo Ralph Lauren Corp. .........................       7,100           204,125



                                                       SHARES          VALUE
                                                       ------      ------------
APPAREL RETAIL--1.1%
Hot Topic, Inc. .................................       8,900      $    200,784
Stage Stores, Inc ...............................       1,600            51,184
Talbots, Inc. (The) .............................       1,500            51,600
Wilsons The Leather Experts, Inc. ...............      14,800           206,904
                                                                   ------------
                                                                        510,472
                                                                   ------------
APPLICATION SOFTWARE--0.9%
Aspen Technology, Inc. ..........................       4,700            63,685
E.piphany, Inc. .................................       1,650             9,933
Entrust, Inc. ...................................       1,600             6,704
Macromedia, Inc. ................................       4,200            94,038
Rational Software Corp. .........................       3,500            50,995
Red Hat, Inc. ...................................       9,300            42,687
RSA Security, Inc. ..............................      13,200            80,520
SpeechWorks International, Inc. .................       3,700            18,130
SPSS, Inc. ......................................       2,100            37,254
                                                                   ------------
                                                                        403,946
                                                                   ------------
BANKS--5.1%
Astoria Financial Corp. .........................       7,400           237,466
Bank of New York Co., Inc. (The) ................       5,500           201,245
Chittenden Corp. ................................       3,600           118,980
Citizens Banking Corp. ..........................         800            26,560
Comerica, Inc. ..................................         700            43,995
Community Bank System, Inc. .....................       1,200            40,500
Corus Bankshares, Inc. ..........................       3,600           180,932
FleetBoston Financial Corp. .....................       2,000            70,600
Frontier Financial Corp. ........................       3,000            83,997
Fulton Financial Corp. ..........................       8,900           219,652
Golden West Financial Corp. .....................       3,300           225,687
Integra Bank Corp. ..............................         400             8,808
North Fork Bancorporation, Inc. .................       5,800           223,996
Northern Trust Corp. ............................       1,000            53,120
PNC Financial Services Group ....................       1,600            88,240
Riggs National Corp. ............................         400             6,652
Valley National Bancorp .........................       6,540           232,693
Wilmington Trust Corp. ..........................       3,100           195,734
Zions Bancorp ...................................         900            48,672
                                                                   ------------
                                                                      2,307,529
                                                                   ------------
BIOTECHNOLOGY--4.2%
Abgenix, Inc. ...................................       4,600            64,906
Aclara Biosciences, Inc. ........................       2,400             5,952
Adolor Corp. ....................................       2,100            28,875
Alexion Pharmaceuticals, Inc. ...................       3,200            59,136
Amgen, Inc. .....................................       3,300           174,504



                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                       SHARES          VALUE
                                                       ------      ------------
BIOTECHNOLOGY--CONTINUED
Antigenics, Inc. ................................       3,400      $     39,984
Arena Pharmaceuticals, Inc. .....................       5,600            45,640
Celgene Corp. ...................................       4,000            79,120
Cell Genesys, Inc. ..............................       3,100            44,051
Cephalon, Inc. ..................................         800            46,912
Cubist Pharmaceuticals, Inc. ....................       3,100            43,338
CV Therapeutics, Inc. ...........................       1,500            43,410
Diversa Corp. ...................................       3,900            42,900
Emisphere Technologies, Inc. ....................       3,500            53,620
Exelixis, Inc. ..................................       3,300            32,670
Gene Logic, Inc. ................................       2,400            37,272
Genentech, Inc. .................................       1,200            42,600
Genta, Inc. .....................................       5,300            71,216
Genzyme Corp. ...................................       1,100            45,034
Geron Corp. .....................................         600             4,752
Harvard Bioscience, Inc. ........................       3,000            23,370
ICOS Corp. ......................................       1,100            28,336
ILEX Oncology, Inc. .............................       3,100            50,809
Illumina, Inc. ..................................       4,600            38,640
InterMune, Inc. .................................       1,500            40,125
Invitrogen Corp. ................................       1,400            48,552
Lexicon Genetics, Inc. ..........................       8,400            67,200
Maxygen, Inc. ...................................       2,200            20,284
Medarex, Inc. ...................................       3,200            32,448
Medicines Co. (The) .............................       3,500            34,300
MedImmune, Inc. .................................       5,900           197,060
Millennium Pharmaceuticals, Inc. ................       6,077           121,297
Nanogen, Inc. ...................................       1,700             5,609
NPS Pharmaceuticals, Inc. .......................       2,100            62,601
Progenics Pharmaceuticals, Inc. .................       1,800            25,110
Trimeris, Inc. ..................................         500            23,975
Tularik, Inc. ...................................       3,300            37,950
Xoma Ltd. .......................................       4,400            16,412
                                                                   ------------
                                                                      1,879,970
                                                                   ------------
BREWERS--0.3%
Mondavi (Robert) Corp. (The) Class A ............       3,200           125,504

BROADCASTING & CABLE TV--2.4%
Cablevision Systems New York Group Class A ......       3,300            77,550
Clear Channel Communications, Inc. ..............       1,600            75,120
Cox Communications, Inc. Class A ................       1,300            43,407
Entercom Communications Corp. ...................       3,700           193,325
Entravision Communications Corp. ................      13,600           197,200
Fisher Communications, Inc. .....................         500            23,345
Insight Communications Co., Inc. ................       2,500            38,775
Liberty Corp. (The) .............................       2,900           122,815


                                                       SHARES          VALUE
                                                       ------      ------------
BROADCASTING & CABLE TV--CONTINUED
Liberty Media Corp. Class A .....................       4,400      $     47,080
Regent Communications, Inc. .....................       6,100            46,543
Salem Communications Corp. ......................       5,200           127,296
XM Satellite Radio Holdings, Inc. Class A .......       4,000            46,040
Young Broadcasting, Inc. Class A ................       1,300            29,367
                                                                   ------------
                                                                      1,067,863
                                                                   ------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. ....................       1,500           112,050

CASINOS & GAMING--0.5%
Churchill Downs, Inc. ...........................       1,400            51,800
Dover Motorsports, Inc. .........................      21,600           174,528
                                                                   ------------
                                                                        226,328
                                                                   ------------
COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. ...........................       3,000            44,340

COMPUTER & ELECTRONICS RETAIL--0.4%
Circuit City Stores-Circuit City Group ..........       9,200           198,352

COMPUTER HARDWARE--0.3%
Apple Computer, Inc. ............................       1,400            33,978
International Business Machines Corp. ...........         500            41,880
NCR Corp. .......................................       1,100            42,746
                                                                   ------------
                                                                        118,604
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS--0.3%
Advanced Digital Information Corp. ..............       3,600            32,400
Avid Technology, Inc. ...........................       3,000            30,870
Iomega Corp. ....................................       4,100            51,660
SanDisk Corp. ...................................       2,100            34,356
                                                                   ------------
                                                                        149,286
                                                                   ------------
CONSTRUCTION & ENGINEERING--0.5%
Granite Construction, Inc. ......................      10,000           231,100

CONSTRUCTION & FARM MACHINERY--0.9%
Caterpillar, Inc. ...............................       1,000            54,620
Cummins, Inc. ...................................       5,800           246,790
Joy Global, Inc. ................................       2,500            40,250
Navistar International Corp. ....................       1,300            51,870
                                                                   ------------
                                                                        393,530
                                                                   ------------
CONSTRUCTION MATERIALS--0.6%
Martin Marietta Materials, Inc. .................       5,900           229,864
Texas Industries, Inc. ..........................       1,100            42,658
Trex Co., Inc. ..................................         100             2,820
                                                                   ------------
                                                                        275,342
                                                                   ------------


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund



                                                       SHARES         VALUE
                                                       ------      ------------
CONSUMER FINANCE--0.2%
Charter Municipal Mortgage Acceptance Co. .......       2,600      $     43,394
Electro Rent Corp. ..............................       1,200            16,164
LendingTree, Inc. ...............................       3,100            41,850
                                                                   ------------
                                                                        101,408
                                                                   ------------
DEPARTMENT STORES--0.1%
Federated Department Stores, Inc. ...............       1,200            47,676

DISTILLERS & VINTNERS--0.5%
Brown-Forman Corp. Class B ......................       3,100           243,722

DISTRIBUTORS--0.3%
Handleman Co. ...................................       6,900            88,320
MCSi, Inc. ......................................       4,000            57,920
                                                                   ------------
                                                                        146,240
                                                                   ------------
DIVERSIFIED CHEMICALS--1.0%
Dow Chemical Co. (The) ..........................       6,300           200,340
FMC Corp. .......................................       5,300           205,110
Olin Corp. ......................................       2,300            41,883
                                                                   ------------
                                                                        447,333
                                                                   ------------
DIVERSIFIED COMMERCIAL SERVICES--1.3%
Answerthink, Inc. ...............................      28,200           181,890
CoStar Group, Inc. ..............................         300             7,143
Edison Schools, Inc. ............................       5,600            28,728
Mobile Mini, Inc. ...............................       1,300            42,861
Skillsoft Corp. .................................       3,200            61,469
Sotheby's Holdings, Inc. Class A ................      17,100           252,054
SOURCECORP, Inc. ................................         100             3,000
                                                                   ------------
                                                                        577,145
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Affiliated Managers Group, Inc. .................         700            44,520
Euronet Worldwide, Inc. .........................         600             9,834
Goldman Sachs Group, Inc. (The) .................       2,400           189,000
J.P. Morgan Chase & Co. .........................       5,900           207,090
Knight Trading Group, Inc. ......................      10,500            58,905
Merrill Lynch & Co., Inc. .......................       3,700           155,178
Schwab (Charles) Corp. (The) ....................      18,200           207,298
Stewart (W.P.) & Co. Ltd ........................       1,000            28,420
SWS Group, Inc. .................................       2,300            46,230
                                                                   ------------
                                                                        946,475
                                                                   ------------
DIVERSIFIED METALS & MINING--0.3%
Arch Coal, Inc. .................................       3,400            75,480
Consol Energy, Inc. .............................       2,000            45,980
                                                                   ------------
                                                                        121,460
                                                                   ------------



                                                       SHARES          VALUE
                                                       ------      ------------
ELECTRIC UTILITIES--2.8%
Alliant Energy Corp. ............................       2,100      $     59,325
Black Hills Corp. ...............................       1,500            52,290
CMS Energy Corp. ................................       2,200            42,592
Constellation Energy Group, Inc. ................       3,600           114,912
Dominion Resources, Inc. ........................       1,448            96,176
DPL, Inc. .......................................       1,900            49,438
DQE, Inc. .......................................       3,300            64,416
DTE Energy Co. ..................................       1,100            49,874
Empire District Electric Co. (The) ..............       2,700            58,023
Exelon Corp. ....................................       1,600            86,880
FPL Group, Inc. .................................       1,500            95,235
Great Plains Energy, Inc. .......................       1,700            39,933
Northeast Utilities .............................       2,400            48,000
NSTAR ...........................................       1,700            77,860
OGE Energy Corp. ................................       2,000            47,300
Pinnacle West Capital Corp. .....................       1,200            52,584
PNM Resources, Inc. .............................       1,600            46,400
PPL Corp. .......................................       1,900            72,409
Progress Energy, Inc. ...........................       1,000            51,890
Reliant Energy, Inc. ............................       1,700            43,146
                                                                   ------------
                                                                      1,248,683
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT--2.8%
Advanced Energy Industries, Inc. ................       1,200            41,760
Capstone Turbine Corp. ..........................          85               259
Electro Scientific Industries, Inc. .............       1,400            42,084
Emerson Electric Co. ............................         900            48,051
Hubbell, Inc. Class B ...........................       6,700           230,681
Littelfuse, Inc. ................................       8,700           234,117
MagneTek, Inc. ..................................       4,800            57,600
Molex, Inc. .....................................       6,600           221,892
Power-One, Inc. .................................       8,500            71,060
Tecumseh Products Co. Class A ...................       1,300            67,548
Thomas & Betts Corp. ............................      10,000           235,000
                                                                   ------------
                                                                      1,250,052
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Anaren Microwave, Inc. ..........................       2,200            27,786
BEI Technologies, Inc. ..........................       2,200            43,142
Caliper Technologies Corp. ......................       8,400            88,451
Cognex Corp. ....................................       1,800            44,370
Coherent, Inc. ..................................       7,000           214,200
DSP Group, Inc. .................................       2,300            48,806
Invision Technologies, Inc. .....................       3,700            83,620
Keithley Instruments, Inc. ......................       2,400            46,080
KEMET Corp. .....................................       3,200            61,984
LeCroy Corp. ....................................       3,300            52,767
Mechanical Technology, Inc. .....................       4,900            14,063


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund



                                                       SHARES         VALUE
                                                       ------      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--CONTINUED
Merix Corp. .....................................       1,500      $     25,080
Millipore Corp. .................................       2,200            87,890
Newport Corp. ...................................       3,200            65,632
Park Electrochemical Corp. ......................         400            12,100
PerkinElmer, Inc. ...............................       3,300            42,240
Symbol Technologies, Inc. .......................       4,800            40,608
Technitrol, Inc. ................................       2,900            73,660
Veeco Instruments, Inc. .........................       1,900            56,297
Virage Logic Corp. ..............................       2,100            37,800
Waters Corp. ....................................       1,700            45,815
Zygo Corp. ......................................       4,900            83,839
                                                                   ------------
                                                                      1,296,230
                                                                   ------------
EMPLOYMENT SERVICES--0.7%
Heidrick & Struggles International, Inc. ........       8,100           167,508
Korn/Ferry International ........................       3,500            36,750
Volt Information Sciences, Inc. .................       4,900           111,230
                                                                   ------------
                                                                        315,488
                                                                   ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
IMC Global, Inc. ................................      16,500           207,900
Scotts Co. (The) Class A ........................       1,100            52,481
                                                                   ------------
                                                                        260,381
                                                                   ------------
FOOD DISTRIBUTORS--0.2%
Spartan Stores, Inc. ............................      11,400            90,972

FOOTWEAR--0.9%
Brown Shoe Co., Inc. ............................       9,400           191,290
NIKE, Inc. Class B ..............................       3,900           207,987
                                                                   ------------
                                                                        399,277
                                                                   ------------
FOREST PRODUCTS--0.5%
Deltic Timber Corp. .............................         100             3,350
Pope & Talbot, Inc. .............................       1,600            22,880
Weyerhaeuser Co. ................................       3,400           202,674
                                                                   ------------
                                                                        228,904
                                                                   ------------
GAS UTILITIES--2.6%
Atmos Energy Corp. ..............................       2,000            47,860
Energen Corp. ...................................       9,700           273,055
National Fuel Gas Co. ...........................      10,800           257,256
NUI Corp. .......................................       2,600            69,680
Peoples Energy Corp. ............................       2,100            81,900
Piedmont Natural Gas Co., Inc. ..................       3,100           115,475
Southern Union Co. ..............................         400             7,000
Southwest Gas Corp. .............................       2,000            49,500
WGL Holdings, Inc. ..............................       9,200           249,320
                                                                   ------------
                                                                      1,151,046
                                                                   ------------



                                                       SHARES          VALUE
                                                       ------      ------------
GENERAL MERCHANDISE STORES--0.6%
Costco Wholesale Corp. ..........................       5,300      $    213,060
Factory 2-U Stores, Inc. ........................       5,000            69,250
                                                                   ------------
                                                                        282,310
                                                                   ------------
HEALTH CARE DISTRIBUTORS & SERVICES--0.3%
Andrx Group .....................................       1,400            63,308
Matria Healthcare, Inc. .........................       3,400            71,196
PDI, Inc. .......................................         800            13,760
                                                                   ------------
                                                                        148,264
                                                                   ------------
HEALTH CARE EQUIPMENT--1.1%
Arthrocare Corp. ................................       3,300            52,866
Cerus Corp. .....................................       1,500            76,815
Datascope Corp. .................................       4,300           135,235
Given Imaging Ltd. ..............................       2,200            30,470
Inhale Therapeutic Systems, Inc. ................      14,000           110,600
Intuitive Surgical, Inc. ........................       2,800            28,420
Peregrine Pharmaceuticals, Inc. .................      10,800            18,360
Ventana Medical Systems, Inc. ...................       1,400            31,808
                                                                   ------------
                                                                        484,574
                                                                   ------------
HEALTH CARE FACILITIES--0.7%
Province Healthcare Co. .........................       5,900           227,209
RehabCare Group, Inc. ...........................       2,700            71,955
                                                                   ------------
                                                                        299,164
                                                                   ------------
HOME IMPROVEMENT RETAIL--0.1%
Loews Corp. .....................................         700            41,965

HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The) ......................         900            43,812

HOUSEWARES & SPECIALTIES--1.0%
Libbey, Inc. ....................................       5,000           195,500
Russ Berrie & Co., Inc. .........................       6,700           244,550
                                                                   ------------
                                                                        440,050
                                                                   ------------
INDUSTRIAL GASES--1.0%
Air Products and Chemicals, Inc. ................       4,800           230,640
CoorsTek, Inc. ..................................       5,100           200,379
                                                                   ------------
                                                                        431,019
                                                                   ------------

                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund




                                                       SHARES         VALUE
                                                       ------      ------------
INDUSTRIAL MACHINERY--1.2%
Briggs & Stratton Corp. .........................       4,500      $    189,675
Dover Corp. .....................................       5,300           197,478
Milacron, Inc. ..................................       1,800            23,850
Penn Engineering & Manufacturing Corp. ..........         700            13,650
Robbins & Myers, Inc. ...........................         800            23,400
SPS Technologies, Inc. ..........................         700            27,384
Stewart & Stevenson Services, Inc. ..............       2,600            49,114
                                                                   ------------
                                                                        524,551
                                                                   ------------
INSURANCE BROKERS--0.1%
Marsh & McLennan Cos., Inc. .....................         500            50,540

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
SBC Communications, Inc. ........................       1,000            31,060
Verizon Communications, Inc. ....................       4,200           168,462
                                                                   ------------
                                                                        199,522
                                                                   ------------
INTERNET SOFTWARE & SERVICES--1.1%
AGILE Software Corp. ............................       2,400            21,984
CNET Networks, Inc. .............................      25,100           102,910
Netegrity, Inc. .................................       4,300            32,895
OpenTv Corp. ....................................       2,000             8,480
PEC Solutions, Inc. .............................      10,900           256,150
Stellent, Inc. ..................................       4,100            21,607
VeriSign, Inc. ..................................       1,700            15,725
WatchGuard Technologies, Inc. ...................       6,600            42,438
                                                                   ------------
                                                                        502,189
                                                                   ------------
IT CONSULTING & SERVICES--0.1%
Documentum, Inc. ................................       1,800            34,956

LEISURE PRODUCTS--0.2%
Infogrames, Inc. ................................       1,200             7,800
Midway Games, Inc. ..............................       6,000            81,900
                                                                   ------------
                                                                         89,700
                                                                   ------------
LIFE & HEALTH INSURANCE--0.3%
MONY Group, Inc. (The) ..........................       1,300            50,700
Reinsurance Group of America, Inc. ..............       2,400            77,520
                                                                   ------------
                                                                        128,220
                                                                   ------------
MANAGED HEALTH CARE--0.5%
First Health Group Corp. ........................       8,200           237,800

MARINE--0.5%
Gulfmark Offshore, Inc. .........................       1,100            48,884
OMI Corp. .......................................      44,300           199,793
                                                                   ------------
                                                                        248,677
                                                                   ------------


                                                       SHARES          VALUE
                                                       ------      ------------
METAL & GLASS CONTAINERS--0.6%
Ball Corp. ......................................       4,500      $    213,975
Smurfit-Stone Container Corp. ...................       2,800            45,472
                                                                   ------------
                                                                        259,447
                                                                   ------------
MOVIES & ENTERTAINMENT--0.8%
Crown Media Holdings, Inc. Class A ..............       5,400            54,540
Gaylord Entertainment Co. .......................         800            21,720
Metro-Goldwyn-Mayer, Inc. .......................       3,200            51,680
Walt Disney Co. (The) ...........................       8,800           203,984
World Wrestling Federation Entertainment, Inc. ..       3,300            47,685
                                                                   ------------
                                                                        379,609
                                                                   ------------
MULTI-LINE INSURANCE--0.3%
CNA Financial Corp ..............................       2,600            78,156
Unitrin, Inc. ...................................       1,100            45,837
                                                                   ------------
                                                                        123,993
                                                                   ------------
NETWORKING EQUIPMENT--0.4%
FalconStor Software, Inc. .......................         900             5,580
PC-Tel, Inc. ....................................      16,300           133,660
Riverstone Networks, Inc. .......................       8,900            41,830
                                                                   ------------
                                                                        181,070
                                                                   ------------
FFICE ELECTRONICS--0.2%
Zebra Technologies Corp. Class A ................       1,500            85,005

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc. Class A .........................      12,300           205,410

OIL & GAS DRILLING--0.9%
Carbo Ceramics, Inc. ............................       1,200            45,216
Chiles Offshore, Inc. ...........................       1,300            33,956
Diamond Offshore Drilling, Inc. .................       2,100            65,352
Globalsantafe Corp. .............................       2,900           101,761
Rowan Cos., Inc. ................................       2,100            53,298
Transocean Sedco Forex, Inc. ....................       2,700            95,850
                                                                   ------------
                                                                        395,433
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES--1.3%
Cooper Cameron Corp. ............................       1,700            93,228
Dril-Quip, Inc. .................................         900            22,230
Schlumberger Ltd. ...............................         900            49,275
SEACOR SMIT, Inc. ...............................       1,800            86,580
Tidewater, Inc. .................................       1,200            52,200
Trico Marine Services, Inc. .....................      14,600           119,428
Universal Compression Holdings, Inc. ............       2,100            51,555
Weatherford International, Inc. .................       2,500           124,675
                                                                   ------------
                                                                        599,171
                                                                   ------------

                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund



                                                       SHARES         VALUE
                                                       ------      ------------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
Encore Acquisition Co. ..........................       1,000      $     16,600
EOG Resources, Inc. .............................       2,400           102,120
Houston Exploration Co. (The) ...................       2,100            65,079
Kerr-McGee Corp. ................................         145             8,671
Key Production Co., Inc. ........................         300             6,420
Noble Affiliates, Inc. ..........................       5,400           210,870
Pioneer Natural Resouces Co. ....................       9,200           220,708
Stone Energy Corp. ..............................         400            16,960
Swift Energy Co. ................................      10,500           199,185
                                                                   ------------
                                                                        846,613
                                                                   ------------
OIL & GAS REFINING & MARKETING--0.5%
Ashland, Inc. ...................................       1,100            44,913
Getty Realty Corp. ..............................       5,000            94,250
Sunoco, Inc. ....................................       1,400            48,132
Western Gas Resources, Inc. .....................       1,200            46,272
                                                                   ------------
                                                                        233,567
                                                                   ------------
PACKAGED FOODS--0.9%
Aurora Foods, Inc. ..............................      21,400           127,116
Flowers Foods, Inc. .............................       9,100           237,419
Neose Technologies, Inc. ........................         600            14,388
Tootsie Roll Industries, Inc. ...................       1,000            46,870
                                                                   ------------
                                                                        425,793
                                                                   ------------
PAPER PACKAGING--0.3%
Temple-Inland, Inc. .............................       2,600           137,644

PAPER PRODUCTS--0.3%
Boise Cascade Corp. .............................       1,300            44,031
Bowater, Inc. ...................................       2,200           104,896
                                                                   ------------
                                                                        148,927
                                                                   ------------
PHARMACEUTICALS--1.1%
Allergan, Inc. ..................................         700            46,137
Cell Pathways, Inc. .............................       5,200            17,888
Cell Therapeutics, Inc. .........................       1,700            21,114
Inspire Pharmaceuticals, Inc. ...................       3,900            12,168
Kos Pharmaceuticals, Inc. .......................       7,700           200,200
Lilly (Eli) & Co. ...............................       1,700           112,285
United Therapeutics Corp. .......................       2,000            23,980
Wyeth ...........................................         800            45,600
                                                                   ------------
                                                                        479,372
                                                                   ------------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. ...............................       1,400            45,094



                                                       SHARES          VALUE
                                                       ------      ------------
PROPERTY & CASUALTY INSURANCE--1.7%
Alleghany Corp. .................................         506      $     95,634
American Physicians Capital, Inc. ...............       1,100            19,800
Arch Capital Group Ltd. .........................       1,700            49,606
Argonaut Group, Inc. ............................         300             6,768
Erie Indemnity Co. Class A ......................       1,100            47,938
Markel Corp. ....................................       1,200           261,600
Midland Co. (The) ...............................         600            28,140
Transatlantic Holdings, Inc. ....................       3,250           274,170
                                                                   ------------
                                                                        783,656
                                                                   ------------
PUBLISHING & PRINTING--1.2%
Dow Jones & Co., Inc. ...........................       4,200           228,354
Hollinger International, Inc. ...................       7,000            89,460
Pulitzer, Inc. ..................................       2,000           104,000
Reader's Digest Association, Inc. (The) Class A .       2,100            49,980
Scholastic Corp. ................................       1,100            55,803
                                                                   ------------
                                                                        527,597
                                                                   ------------
RAILROADS--1.0%
CSX Corp. .......................................       6,300           227,871
Florida East Coast Industries, Inc. Class A .....       7,600           212,040
                                                                   ------------
                                                                        439,911
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
LNR Property Corp. ..............................       1,300            47,580
Security Capital Group, Inc. ....................       3,000            77,190
Trammell Crow Co. ...............................       5,000            69,600
W P Carey & Co. LLC .............................         500            11,650
                                                                   ------------
                                                                        206,020
                                                                   ------------
REITS--4.0%
Alexander's, Inc. ...............................         300            20,115
Alexandria Real Estate Equities, Inc. ...........       1,000            45,700
AMLI Residential Properties Trust ...............         300             7,620
Archstone-Smith Trust ...........................       4,300           115,928
Avalonbay Communities, Inc. .....................       1,000            47,670
BRE Properties, Inc. Class A ....................       2,500            81,625
Centerpoint Properties Corp. ....................       1,900           103,930
Chateau Communities, Inc. .......................       2,900            88,740
Chelsea Property Group, Inc. ....................       1,000            60,450
Cresent Real Estate Equities Co. ................       2,300            45,126
Essex Property Trust, Inc. ......................       1,200            62,400
FelCor Lodging Trust, Inc. ......................       2,200            47,300
First Industrial Realty Trust, Inc. .............         400            13,468
Health Care Property Investors, Inc. ............       5,200           212,316
Health Care REIT, Inc. ..........................       1,900            53,580
Kramont Realty Trust ............................       2,900            41,180


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                       SHARES         VALUE
                                                       ------      ------------
REITS--CONTINUED
Mission West Properties, Inc. ...................       3,400      $     42,602
New Plan Excel Realty Trust .....................      10,300           201,365
Post Properties, Inc. ...........................       1,300            44,187
Reckson Associates Realty Corp. .................       1,800            43,920
Redwood Trust, Inc. .............................       1,800            51,930
RFS Hotel Investors, Inc. .......................      15,700           238,326
Rouse Co. (The) .................................       1,300            42,068
Senior Housing Properties Trust .................       1,800            25,902
Summit Properties, Inc. .........................       1,700            39,780
                                                                   ------------
                                                                      1,777,228
                                                                   ------------
RESTAURANTS--0.6%
CEC Entertainment, Inc. .........................       1,100            50,820
Triarc Cos., Inc. ...............................       7,100           198,800
                                                                   ------------
                                                                        249,620
                                                                   ------------
SEMICONDUCTOR EQUIPMENT--2.1%
Amkor Technology, Inc. ..........................       2,400            48,240
Axcelis Technologies, Inc. ......................      14,800           213,120
Brooks Automation, Inc. .........................       2,000            71,300
Credence Systems Corp. ..........................       2,200            44,528
Electroglas, Inc. ...............................       4,900            82,369
EMCORE Corp. ....................................       4,500            39,825
Helix Technology Corp. ..........................       3,000            81,180
Kulicke and Soffa Industries, Inc. ..............       2,600            47,164
LTX Corp. .......................................       2,500            53,025
Nanometrics, Inc. ...............................       3,600            68,148
Novellus Systems, Inc. ..........................       2,000            94,800
Teradyne, Inc. ..................................       1,200            39,540
Ultratech Stepper, Inc. .........................       2,600            44,382
                                                                   ------------
                                                                        927,621
                                                                   ------------
SEMICONDUCTORS--2.6%
Advanced Micro Devices, Inc. ....................       4,400            49,192
Alliance Semiconductor Corp. ....................      13,000           138,580
Altera Corp. ....................................       2,000            41,120
Applied Micro Circuits Corp. ....................       8,600            58,050
Cree, Inc. ......................................       3,500            41,265
Exar Corp. ......................................       7,500           149,550
Integrated Device Technology, Inc. ..............       3,200            89,728
Integrated Silicon Solution, Inc. ...............       5,300            71,020
International Rectifier Corp. ...................         400            18,448
IXYS Corp. ......................................       9,300            78,492
Lattice Semiconductor Corp. .....................      11,900           141,015
Micrel, Inc. ....................................       2,100            46,095
Microsemi Corp. .................................         500             6,625
Semtech Corp. ...................................       5,300           169,494



                                                       SHARES          VALUE
                                                       ------      ------------
SEMICONDUCTORS--CONTINUED
Siliconix, Inc. .................................         200      $      6,336
Three-Five Systems, Inc. ........................       4,000            56,000
                                                                   ------------
                                                                      1,161,010
                                                                   ------------
SPECIALTY CHEMICALS--1.1%
Arch Chemicals, Inc. ............................       9,100           216,580
Cambrex Corp. ...................................       1,200            49,308
Millennium Chemicals, Inc. ......................      17,400           237,510
                                                                   ------------
                                                                        503,398
                                                                   ------------
SPECIALTY STORES--0.6%
Payless ShoeSource, Inc. ........................         800            46,832
Toys "R" Us, Inc. ...............................      12,600           217,602
                                                                   ------------
                                                                        264,434
                                                                   ------------
STEEL--0.6%
Allegheny Technologies, Inc. ....................       2,600            43,888
Carpenter Technology Corp. ......................       7,300           193,450
UCAR International, Inc. ........................       3,400            44,200
                                                                   ------------
                                                                        281,538
                                                                   ------------
SYSTEMS SOFTWARE--0.2%
Computer Associates International, Inc. .........       2,200            40,920
VERITAS Software Corp. ..........................       1,700            48,178
                                                                   ------------
                                                                         89,098
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--0.0%
DDI Corp. .......................................       3,500            21,070

TEXTILES--0.5%
Wellman, Inc. ...................................      12,300           204,180

TIRES & RUBBER--0.4%
Goodyear Tire & Rubber Co. (The) ................       9,000           200,250

TRUCKING--1.0%
Arkansas Best Corp. .............................       8,000           193,200
Yellow Corp. ....................................       9,000           242,730
                                                                   ------------
                                                                        435,930
                                                                   ------------
WATER UTILITIES--0.8%
American Water Works Co., Inc. ..................       5,000           218,500
California Water Service Group ..................       4,800           119,520
SJW Corp. .......................................         300            25,350
                                                                   ------------
                                                                        363,370
                                                                   ------------


                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                       SHARES          VALUE
                                                       ------      ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Corp. (PCS Group) ........................      19,700      $    220,837

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $36,515,577)                                               36,631,623
-------------------------------------------------------------------------------

MUTUAL FUNDS--0.8%

iShares Dow Jones U.S. Consumer
Cyclical Sector Index Fund ......................       6,700           367,897
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(PROCEEDS $381,477)                                                     367,897
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--7.2%

AEROSPACE & DEFENSE--0.0%
Elbit Systems Ltd. (Israel) .....................         700            11,459

ALTERNATIVE CARRIERS--0.0%
Golden Telecom, Inc. (Russia) ...................         400             6,999

ALUMINUM--0.1%
Alcan, Inc. (Canada) ............................       1,100            40,293

APPLICATION SOFTWARE--0.1%
Lion Bioscience AG ADR (Germany) ................         300             2,481
Riverdeep Group plc ADR (Ireland) ...............       1,400            28,154
Trend Micro, Inc. ADR (Japan) ...................         300             7,995
                                                                   ------------
                                                                         38,630
                                                                   ------------
AUTOMOBILE MANUFACTURERS--0.1%
Nissan Motor Co. Ltd ADR (Japan) ................       3,000            46,740

BANKS--0.1%
Banco Latinoamericano de Exportaciones, SA
(Panama) ........................................       1,900            35,340

BIOTECHNOLOGY--0.1%
Acambis plc ADR (United Kingdom) ................         600            23,700

Cambridge Antibody Technology Group plc ADR
(United Kingdom) ................................         200             3,410
                                                                   ------------
                                                                         27,110
                                                                   ------------
BREWERS--0.1%
Companhia de Bebidas Americas ADR (Brazil) ......       2,200            46,134

BROADCASTING & CABLE TV--0.2%
British Sky Broadcasting Group plc ADR
(United Kingdom) ................................         300            20,148

Corus Entertainment, Inc. Class B (Canada) ......         400             9,552
Shaw Communications, Inc. Class B (Canada) ......       2,300            36,386
                                                                   ------------
                                                                         66,086
                                                                   ------------



                                                       SHARES          VALUE
                                                       ------      ------------
CONSUMER ELECTRONICS--0.5%
Koninklijke (Royal) Philips Electronics
   NV (Netherlands) .............................       7,300      $    226,373
Thomson Multimedia ADR (France) .................         300             8,175
                                                                   ------------
                                                                        234,548
                                                                   ------------
DISTILLERS & VINTNERS--0.0%
Vina Concha y Toro SA ADR (Chile) ...............         300            10,200

DIVERSIFIED CHEMICALS--0.0%
Bayer AG Sponsored ADR (Germany) ................         600            19,590

DIVERSIFIED COMMERCIAL SERVICES--0.0%
FirstService Corp. (Canada) .....................         700            16,794

DIVERSIFIED FINANCIAL SERVICES--0.1%
Brascan Corp. Class A (Canada) ..................         900            20,034

DIVERSIFIED METALS & MINING--0.2%
Cameco Corp. (Canada) ...........................         300             8,115
Rio Tinto plc ADR (United Kingdom) ..............         800            60,520
                                                                   ------------
                                                                         68,635
                                                                   ------------
ELECTRIC UTILITIES--0.2%
National Grid Group plc ADR (United Kingdom) ....       1,200            42,960
Scottish Power plc ADR (United Kingdom) .........       2,200            50,094
                                                                   ------------
                                                                         93,054
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
ActivCard SA ADR (France) .......................       2,000            12,420
Exfo Electro-Optical Engineering, Inc. (Canada) .       2,400            10,872
Hitach, Ltd. ADR (Japan) ........................         700            52,612
KYOCERA Corp. ADR (Japan) .......................         200            13,682
                                                                   ------------
                                                                         89,586
                                                                   ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Potash Corporation of Saskatchewan, Inc. (Canada)       2,400           153,912

GENERAL MERCHANDISE STORES--0.0%
ITO-YOKADO Co. Ltd ADR (Japan) ..................         400            19,760

GOLD--0.5%
Agnico-Eagle Mines Ltd. (Canada) ................      16,100           223,629

HEAVY ELECTRICAL EQUIPMENT--0.1%
ABB Ltd. ADR (Switzerland) ......................       4,500            40,275

HOTELS--0.1%
Intrawest Corp. (Canada) ........................         900            16,686
Six Continents plc ADR (United Kingdom) .........         900            10,215
                                                                   ------------
                                                                         26,901
                                                                   ------------



                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                                                     SHARES           VALUE
                                                     ------       -----------
INTEGRATED OIL & GAS--0.3%
BG Group plc ADR (United Kingdom) ...............       200       $     4,540
BP plc ADR (United Kingdom) .....................       900            45,720
TotalFinaELF SA  ADR (France) ...................     1,100            83,281
                                                                  -----------
                                                                      133,541
                                                                  -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T Canada, Inc. (Canada) ......................     2,300            65,251
BCE, Inc. (Canada) ..............................     8,200           143,418
Jazztel plc ADR (United Kingdom) ................       900             2,142
TDC A/S ADR (Denmark) ...........................     2,100            30,030
Tele2 AB ADS (Sweden) ...........................       100             2,067
Telecom Italia SpA ADR (Italy) ..................       700            56,210

Telecomunicacoes Brasileiras SA - Telebras ADR
(Brazil) ........................................     2,100            65,688

Telefonica SA ADR (Spain) .......................       146             4,717
                                                                  -----------
                                                                      369,523
                                                                  -----------
INTERNET SOFTWARE & SERVICES--0.1%
Open Text Corp. (Canada) ........................     2,300            49,404

IT CONSULTING & SERVICES--0.0%
CSK Corp. (Japan) ...............................       400            11,880

LIFE & HEALTH INSURANCE--0.2%
Annuity and Life Re (Holdings) Ltd. (Bermuda) ...     5,700           108,186

MARINE--0.3%
Knightsbridge Tankers Ltd. (Bermuda) ............     4,000            65,880
Sea Containers Ltd. Class A (Bermuda) ...........       800            13,440
Teekay Shipping Corp. (Bahamas) .................     1,900            70,072
                                                                  -----------
                                                                      149,392
                                                                  -----------
MULTI-LINE INSURANCE--0.1%
Millea Holdings, Inc. ADR (Japan) ...............       900            35,550

PHARMACEUTICALS--0.1%
Elan Corp. plc ADR (Ireland) ....................     3,200            38,016

PHOTOGRAPHIC PRODUCTS--0.0%
Fuji Photo Film Co. Ltd ADR (Japan) .............       500            15,800

PROPERTY & CASUALTY INSURANCE--0.9%
IPC Holdings Ltd. (Bermuda) .....................     3,400           115,940
XL Capital Ltd. Class A (Bermuda) ...............     2,800           264,178
                                                                  -----------
                                                                      380,118
                                                                  -----------



                                                     SHARES          VALUE
                                                     ------       -----------
PUBLISHING & PRINTING--0.1%
Reed International plc ADR (United Kingdom) .....       980       $    39,112

RAILROADS--0.2%
Canadian National Railway Co. (Canada) ..........     1,000            47,850
CP Railway Ltd. (Canada) ........................     2,200            45,870
                                                                  -----------
                                                                       93,720
                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Trizechahn Corp. (Canada) .......................    10,000           155,100

REINSURANCE--0.2%
Trenwick Group Ltd. (Bermuda) ...................     8,000            67,920

SEMICONDUCTOR EQUIPMENT--0.2%
ASML Holding NV (Netherlands)(b) ................     2,200            49,126
Orbotech Ltd. (Israel) ..........................     1,300            33,748
                                                                  -----------
                                                                       82,874
                                                                  -----------
SPECIALTY STORES--0.0%
Signet Group plc ADR (United Kingdom) ...........       100             5,070

TELECOMMUNICATIONS EQUIPMENT--0.0%
Sierra Wireless (Canada) ........................     1,100             9,889

WIRELESS TELECOMMUNICATION SERVICES--0.3%
AO VimpelCom ADR (Russia) .......................     4,300           101,911
Vodafone Group plc ADR (United Kingdom) .........     3,100            50,220
                                                                  -----------
                                                                      152,131
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $3,101,524)                                               3,232,935
-----------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $39,998,578)                                            $40,232,455(a)
                                                                  ===========






(a) Federal Income Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $2,501,327 and gross depreciation of $2,621,573 for federal income tax purposes. At April 30, 2002, the aggregate proceeds of securities sold short for federal income tax purposes was $40,112,209.



                       See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund




                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $40,047,881)    $45,375,535
Cash                                                                 11,455
Deposits with broker for securities sold short                   39,578,409
Receivables
   Fund shares sold                                                 318,219
   Dividends and interest                                            54,735
Prepaid expenses                                                         28
                                                                -----------
     Total assets                                                85,338,381
                                                                -----------
LIABILITIES
Securities sold short at value (Proceeds $39,998,578)            40,232,455
Payables
   Fund shares repurchased                                           31,240
   Dividends on short sales                                          32,065
   Distribution fee                                                  16,513
   Transfer agent fee                                                 9,572
   Investment advisory fee                                            3,011
   Financial agent fee                                                2,445
   Trustees' fee                                                      1,672
   Payable to adviser                                                   352
Accrued expenses                                                    119,240
                                                                -----------
     Total liabilities                                           40,448,565
                                                                -----------
NET ASSETS                                                      $44,889,816
                                                                ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $59,685,441
Accumulated net investment loss                                    (306,048)
Accumulated net realized loss                                   (19,583,354)
Net unrealized appreciation on investments                        5,327,654
Net unrealized depreciation on securities sold short               (233,877)
                                                                -----------
NET ASSETS                                                      $44,889,816
                                                                ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,070,274)               1,069,089
Net asset value per share                                            $11.29
Offering price per share $11.29/(1-5.75%)                            $11.98

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,648,706)                  856,617
Net asset value and offering price per share                         $11.26

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,707,497)                  688,051
Net asset value and offering price per share                         $11.20

CLASS I
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,463,339)               1,377,023
Net asset value and offering price per share                         $11.23




                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $  283,167
Dividends                                                           227,799
Foreign taxes withheld                                               (1,688)
                                                                 ----------
     Total investment income                                        509,278
                                                                 ----------
EXPENSES
Investment advisory fee                                             317,400
Distribution fee, Class A                                            16,675
Distribution fee, Class B                                            47,139
Distribution fee, Class C                                            35,768
Financial agent fee                                                  14,812
Custodian                                                            70,251
Transfer agent                                                       30,949
Professional                                                         23,979
Registration                                                         18,904
Printing                                                             17,414
Trustees                                                              9,221
Miscellaneous                                                        24,313
                                                                 ----------
     Expenses before dividends on short sales                       626,825
     Dividends on short sales                                       289,610
     Less expenses borne by investment adviser                     (104,044)
                                                                 ----------
     Net expenses                                                   812,391
                                                                 ----------
NET INVESTMENT LOSS                                                (303,113)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   3,355,578
Net realized loss on securities sold short                       (2,647,169)
Net change in unrealized appreciation (depreciation) on
   investments                                                    4,488,067
Net change in unrealized appreciation (depreciation) on
   securities sold short                                         (3,165,494)
                                                                 ----------
NET GAIN ON INVESTMENTS                                           2,030,982
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,727,869
                                                                 ==========


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Six Months
                                                                                                 Ended
                                                                                                4/30/02     Year Ended
                                                                                              (Unaudited)    10/31/01
                                                                                              -----------   -----------
FROM OPERATIONS
   Net investment income (loss)                                                                $ (303,113)  $   477,797
   Net realized gain (loss)                                                                       708,409     2,626,724
   Net change in unrealized appreciation (depreciation)                                         1,322,573       957,473
                                                                                              -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  1,727,869     4,061,994
                                                                                              -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (165,430)     (235,826)
   Net investment income, Class B                                                                 (45,131)     (307,407)
   Net investment income, Class C                                                                 (43,509)     (188,522)
   Net investment income, Class I                                                                (214,351)     (459,764)
                                                                                              -----------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (468,421)   (1,191,519)
                                                                                              -----------   -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (713,082 and 947,606 shares, respectively)                     7,795,705    10,096,199
   Net asset value of shares issued from reinvestment of distributions
     (12,665 and 21,674 shares, respectively)                                                     134,118       216,742
   Cost of shares repurchased (655,000 and 682,240 shares, respectively)                       (7,008,883)   (7,115,661)
                                                                                              -----------   -----------
Total                                                                                             920,940     3,197,280
                                                                                              -----------   -----------
CLASS B
   Proceeds from sales of shares (80,156 and 128,132 shares, respectively)                        866,654     1,359,312
   Net asset value of shares issued from reinvestment of distributions
     (3,246 and 27,157 shares, respectively)                                                       34,373       271,301
   Cost of shares repurchased (133,580 and 405,289 shares, respectively)                       (1,433,250)   (4,182,431)
                                                                                              -----------   -----------
Total                                                                                            (532,223)   (2,551,818)
                                                                                              -----------   -----------
CLASS C
   Proceeds from sales of shares (227,772 and 191,701 shares, respectively)                     2,436,907     2,062,235
   Net asset value of shares issued from reinvestment of distributions
     (3,229 and 17,165 shares, respectively)                                                       34,002       170,787
   Cost of shares repurchased (238,581 and 199,116 shares, respectively)                       (2,540,966)   (2,054,630)
                                                                                              -----------   -----------
Total                                                                                             (70,057)      178,392
                                                                                              -----------   -----------
CLASS I
   Proceeds from sales of shares (0 and 151,000 shares, respectively)                                  --     1,511,469
   Net asset value of shares issued from reinvestment of distributions
     (20,376 and 46,300 shares, respectively)                                                     214,351       459,764
   Cost of shares repurchased (5 and 60,181 shares, respectively)                                     (51)     (600,362)
                                                                                              -----------   -----------
Total                                                                                             214,300     1,370,871
                                                                                              -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      532,960     2,194,725
                                                                                              -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        1,792,408     5,065,200

NET ASSETS
   Beginning of period                                                                         43,097,408    38,032,208
                                                                                              -----------   -----------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($306,048) AND $465,486, RESPECTIVELY]                          $44,889,816   $43,097,408
                                                                                              ===========   ===========


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                             CLASS A
                                                             -----------------------------------------------------------------------
                                                              SIX MONTHS                                             FROM
                                                                 ENDED                 YEAR ENDED OCTOBER 31        INCEPTION
                                                                4/30/02      -----------------------------------    5/1/98 TO
                                                              (UNAUDITED)        2001         2000         1999     10/31/98
Net asset value, beginning of period                             $10.95         $10.13       $10.68       $10.84      $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                   (0.07)(6)       0.15(6)      0.26(6)      0.26        0.09
   Net realized and unrealized gain (loss)                         0.55           1.02        (0.55)       (0.29)      (0.59)
                                                                 ------         ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              0.48           1.17        (0.29)       (0.03)      (0.50)
                                                                 ------         ------       ------       ------      ------
LESS DISTRIBUTIONS
Dividends from net investment income                              (0.14)         (0.35)       (0.26)       (0.13)         --
                                                                 ------         ------       ------       ------      ------
Change in net asset value                                          0.34           0.82        (0.55)       (0.16)      (0.50)
                                                                 ------         ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                   $11.29         $10.95       $10.13       $10.68      $10.84
                                                                 ======         ======       ======       ======      ======
Total return(1)                                                    4.36 %(3)     11.88%       (2.65)%      (0.40)%     (4.41)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $12,070        $10,930       $7,205      $20,648     $39,331
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                  3.69 %(2)(4)   3.78%(4)     4.15 %(4)    3.88 %      3.65 %(2)(4)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                  2.30 %(2)      2.30%        2.33 %       2.34 %      2.30 %(2)
   Net investment income                                          (1.26)%(2)      1.42%        2.63 %       1.94 %      2.33 %(2)
Portfolio turnover                                                  141 %(3)       192%         276 %        453 %       216 %



                                                                                            CLASS B
                                                             -----------------------------------------------------------------------
                                                               SIX MONTHS                                              FROM
                                                                  ENDED                YEAR ENDED OCTOBER 31        INCEPTION
                                                                 4/30/02      ----------------------------------     5/1/98 TO
                                                               (UNAUDITED)       2001         2000         1999      10/31/98
Net asset value, beginning of period                             $10.87         $10.07       $10.62       $10.81      $11.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                      (0.10)(6)       0.09(6)      0.19(6)      0.15        0.06
   Net realized and unrealized gain (loss)                         0.54           1.00        (0.55)       (0.26)      (0.59)
                                                                 ------         ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                              0.44           1.09        (0.36)       (0.11)      (0.53)
                                                                 ------         ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           (0.05)         (0.29)       (0.19)       (0.08)         --
                                                                 ------         ------       ------       ------      ------
Change in net asset value                                          0.39           0.80        (0.55)       (0.19)      (0.53)
                                                                 ------         ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                   $11.26         $10.87       $10.07       $10.62      $10.81
                                                                 ======         ======       ======       ======      ======
Total return(1)                                                    3.98 %(3)     11.07%       (3.38)%      (1.02)%     (4.67)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $9,649         $9,857      $11,649      $34,290     $47,794
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                  4.37 %(2)(5)  4.51%(5)      4.85 %(5)    4.58 %      4.35 %(2)(5)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                  3.00 %(2)      3.00%        3.03 %       3.04 %      3.00 %(2)
   Net investment income                                          (1.96)%(2)      0.85%        1.94 %       1.24 %      1.63 %(2)
Portfolio turnover                                                  141 %(3)       192%         276 %        453 %       216 %



(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.18%, 4.16%, 4.35% and 3.69% for the periods ended April 30, 2002, October 31, 2001, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.85%, 4.87%, 5.05% and 4.39% for the periods ended April 30, 2002, October 31, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.


                        See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS C
                                                                 -------------------------------------------------------------
                                                                  SIX MONTHS                                           FROM
                                                                     ENDED          YEAR ENDED OCTOBER 31            INCEPTION
                                                                    4/30/02     ---------------------------------    5/1/98 TO
                                                                  (UNAUDITED)       2001        2000        1999     10/31/98
Net asset value, beginning of period                                $10.83         $10.04      $10.59      $10.80     $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                      (0.10)(6)       0.08(6)     0.19(6)     0.19       0.06
   Net realized and unrealized gain (loss)                            0.53           1.01       (0.55)      (0.31)     (0.60)
                                                                    ------         ------      ------      ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.43           1.09       (0.36)      (0.12)     (0.54)
                                                                    ------         ------      ------      ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.06)         (0.30)      (0.19)      (0.09)        --
                                                                    ------         ------      ------      ------     ------
Change in net asset value                                             0.37           0.79       (0.55)      (0.21)     (0.54)
                                                                    ------         ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD                                      $11.20         $10.83      $10.04      $10.59     $10.80
                                                                    ======         ======      ======      ======     ======
Total return(1)                                                       3.95 %(3)     11.11%      (3.31)%     (1.12)%    (4.76)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $7,707         $7,531      $6,886     $25,364    $56,874
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                     4.36 %(2)(4)   4.50%(4)    4.83 %(4)   4.58 %     4.35 %(2)(4)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                     3.00 %(2)      3.00%       3.03 %      3.04 %     3.00 %(2)
   Net investment income                                             (1.96)%(2)      0.81%       1.93 %      1.24 %     1.63 %(2)
Portfolio turnover                                                     141 %(3)       192%        276 %       453 %      216 %




                                                                                               CLASS I
                                                                 -------------------------------------------------------------
                                                                  SIX MONTHS                                           FROM
                                                                     ENDED          YEAR ENDED OCTOBER 31            INCEPTION
                                                                    4/30/02     ---------------------------------    5/1/98 TO
                                                                  (UNAUDITED)       2001        2000        1999     10/31/98
Net asset value, beginning of period                                $10.89         $10.08      $10.62      $10.85     $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                      (0.05)(6)       0.18(6)     0.29(6)     0.28       0.14
   Net realized and unrealized gain (loss)                            0.55           1.01       (0.54)      (0.28)     (0.63)
                                                                    ------         ------      ------      ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.50           1.19       (0.25)         --      (0.49)
                                                                    ------         ------      ------      ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.16)         (0.38)      (0.29)      (0.23)        --
                                                                    ------         ------      ------      ------     ------
Change in net asset value                                             0.34           0.81       (0.54)      (0.23)     (0.49)
                                                                    ------         ------      ------      ------     ------
NET ASSET VALUE, END OF PERIOD                                      $11.23         $10.89      $10.08      $10.62     $10.85
                                                                    ======         ======      ======      ======     ======
Total return(1)                                                       4.58 %(3)     12.14%      (2.37)%     (0.01)%    (4.32)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $15,463        $14,780     $12,292     $19,549    $20,846
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on short sales,
     after expense reimbursement)                                     3.36 %(2)(5)   3.48%(5)    3.88 %(5)   3.58 %     3.35 %(2)(5)
   Operating expenses (excluding dividends on short sales,
     after expense reimbursement)                                     2.00 %(2)      2.00%       2.03 %      2.04 %     2.00 %(2)
   Net investment income                                             (0.96)%(2)      1.76%       2.96 %      2.24 %     2.63 %(2)
Portfolio turnover                                                     141 %(3)       192%        276 %       453 %      216 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.86%, 4.86%, 5.03% and 4.39% for the periods ended April 30, 2002, October 31, 2001, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.85%, 3.83%, 4.11% and 3.39% for the periods ended April 30, 2002, October 31, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Euclid Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Euclid Market Neutral Fund (the "Fund"). The Fund seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.
   The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Fund amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract. At April 30, 2002, the Fund had no futures contracts outstanding.

G. OPTIONS:

   The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2002, the Fund had no options outstanding.

H. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At April 30, 2002, the value of securities sold short amounted to $40,232,455 against which collateral of $80,645,944 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to- market daily to ensure that the value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. BORROWINGS:

   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If the Fund uses the Line of Credit, it will be collateralized by the Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. Euclid Advisers LLC is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX").
   The Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2003.
   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $1,110 for Class A shares and deferred sales charges of $29,266 for Class B shares and $11,022 for Class C shares for the six months ended April 30, 2002. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. There is no distribution fee for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 2002, $53,481 was retained by the Distributor and $45,947 was paid out to unaffiliated participants and $154 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)


   As the Financial Agent of the Fund, PEPCO receives a fee for financial reporting, tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.
   PFPC, Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") as sub-transfer agent. For the six months ended April 30, 2002, transfer agent fees were $30,949 of which PEPCO retained $0.

3. PURCHASE AND SALE OF SECURITIES

   During the six months ended April 30, 2002, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases ................................    $55,062,319
Sales ....................................     60,601,612
Short sales ..............................     67,643,877
Purchases to cover short sales ...........     72,052,981

   There were no purchases or sales of long-term U.S. Government Securities.


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Flucutations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. OTHER

   As of April 30, 2002, the Fund had 1 shareholder who individually owned 11.5% of total net assets, who is not affiliated with PNX or PXP.

6. CAPITAL LOSS CARRYOVERS

   At October 31, 2001, the Fund had capital loss carryovers of $7,189,306, $7,745,316 and $5,119,432 expiring in 2006, 2007 and 2008, respectively. These may be used to offset future capital gains.
   For the year ended October 31, 2001, the Fund utilized losses deferred in the prior year against current year capital gains in the amount of $2,200,076.




   This report is not authorized for distribution to prospective investors in the Phoenix-Euclid Market Neutral Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-EUCLID FUNDS
900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman and Chief
  Executive Officer
Martin E. Zweig, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Carlton B. Neel, Senior Vice President
Beth Abraham, Vice President
David O'Brien, Vice President
David Dickerson, Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary


INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


HOW TO CONTACT US
Mutual Fund Services                     1-800-243-1574
Adviser Consulting Group                 1-800-243-4361
Text Telephone                           1-800-243-1926
Web site                     WWW.PHOENIXINVESTMENTS.COM





IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

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PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


PRESORTED
STANDARD
U.S. POSTAGE
PAID
LOUISVILLE, KY
PERMIT NO. 1051




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PHOENIX INVESTMENT PARTNERS, LTD.




For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.PhoenixInvestments.com.





PXP 2180A (6/02)